EXHIBIT 4.4


                               OMNIBUS INSTRUMENT

                                 WITH REGARD TO

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2006-033


         WHEREAS, the parties named herein desire to enter into certain Issuance Documents, each such document dated as of the date specified in this Omnibus Instrument relating to the issuance by Hartford Life Global Funding Trust 2006-033 (the "Trust") of Hartford Life Global Funding Trust 2006-033 Notes (the "Notes") with the terms specified in the Pricing Supplement attached to this Omnibus Instrument as Exhibit A (the "Pricing Supplement") to investors under Hartford Life's secured notes program;

         WHEREAS, the Trust will be organized under and its activities will be governed by (i) the provisions of the Trust Agreement (set forth in Section A of this Omnibus Instrument), dated as of March 22, 2006 (the "Formation Date") by and between the parties thereto indicated in Section E herein, and (ii) the certificate of trust of the Trust;

         WHEREAS, the Notes will be issued pursuant to the Indenture (set forth in Section B of this Omnibus Instrument), dated as of March 29, 2006 (the "Issuance Date"), by and between the parties thereto indicated in Section E herein;

         WHEREAS, the sale of the Notes will be governed by the Distribution Agreement (set forth in Section C of this Omnibus Instrument), dated as of the Formation Date, by and between the parties thereto indicated in Section E herein; and

         WHEREAS, certain agreements relating to the Notes and the funding agreement identified in the Pricing Supplement (the "Funding Agreement") are set forth in the Coordination Agreement (set forth in Section D of this Omnibus
Instrument), dated as of the Formation Date, by and among the parties thereto indicated in Section E herein.

         All capitalized terms used herein and not otherwise defined will have the meanings set forth in the Indenture. This Omnibus Instrument is executed as of the Formation Date.

         NOW, THEREFORE, in consideration of the agreements and obligations set forth herein and for other good and valuable consideration, the sufficiency of which is hereby acknowledged, each party hereby agrees as set forth herein.

                  [REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

                                    SECTION A

                                 TRUST AGREEMENT

         THIS TRUST AGREEMENT, dated as of the Formation Date, is entered into by and among AMACAR Pacific Corp., a Delaware corporation, as administrator (in such capacity, the "Administrator") and as trust beneficial owner (in such capacity, the "Trust Beneficial Owner") and Wilmington Trust Company, a Delaware banking corporation, as Delaware trustee (the "Delaware Trustee").


                              W I T N E S S E T H:
                              --------------------

         WHEREAS, the Trust Beneficial Owner, the Administrator and the Delaware Trustee desire to establish a statutory trust organized pursuant to the Delaware Statutory Trust Act for the purpose of issuing Notes to investors which will be secured, and payments with respect to which will be funded, solely by the assets held in the Trust (as defined in this Omnibus Instrument), the proceeds of which will be used to purchase the Funding Agreement;

         WHEREAS, the Trust Beneficial Owner, the Administrator and the Delaware Trustee desire to authorize the issuance of a Trust Beneficial Interest and the Notes in connection with the entry into this Trust Agreement and the Indenture;

         WHEREAS, all things necessary to make this Trust Agreement a valid and legally binding agreement of the Trust Beneficial Owner, the Administrator and the Delaware Trustee, enforceable in accordance with its terms, have been done;

         WHEREAS, the parties intend to provide for, among other things, (i) the issuance and sale of the Notes (pursuant to the Indenture and the Distribution Agreement) and the Trust Beneficial Interest, (ii) the use of the proceeds of the sale of the Notes and Trust Beneficial Interest to acquire the Funding Agreement and (iii) all other actions deemed necessary or desirable in connection with the transactions contemplated by this Trust Agreement; and

         WHEREAS, the parties hereto desire to incorporate by reference those certain Standard Trust Agreement Terms, filed as Exhibit 4.7 to the Registration Statement dated March 18, 2005, filed with the Securities Exchange Commission by Hartford Life (the "Standard Trust Agreement Terms") and all capitalized terms not otherwise defined in this Omnibus Instrument shall have the meaning set forth in the Standard Trust Agreement Terms (the Standard Trust Agreement Terms and this Trust Agreement, collectively, the "Trust Agreement").

         NOW, THEREFORE, in consideration of the agreements and obligations set forth herein and for other good and valuable consideration, the sufficiency of which is hereby acknowledged, each party hereby agrees as follows:

         PART 1. AGREEMENT TO BE BOUND. The Delaware Trustee, the Administrator and the Trust Beneficial Owner each hereby agrees to be bound by all of the terms, provisions and agreements set forth herein, with respect to all matters contemplated herein, including, without limitation, those relating to the issuance of the Notes.

         PART 2. INCORPORATION BY REFERENCE. All terms, provisions and agreements of the Standard Trust Agreement Terms (except to the extent expressly modified herein) are hereby incorporated herein by reference with the same force and effect as though fully set forth herein. To the extent that the terms set forth herein are inconsistent with the terms of the Standard Trust Agreement Terms, the terms set forth herein shall apply.



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

         PART 3. NAME. The Trust created and governed by this Trust Agreement shall be designated as indicated in this Omnibus Instrument, as such name may be modified from time to time by the Delaware Trustee following written notice to the Trust Beneficial Owner.

         PART 4. INITIAL CAPITAL CONTRIBUTION AND OWNERSHIP. The Trust Beneficial Owner has paid to, or to an account at the direction of, the Delaware Trustee, on the date hereof, the sum of $15 (or, if the Trust issues Notes at a discount, the product of $15 and the issue price (expressed as a percentage of the original principal amount of the Notes)). The Delaware Trustee hereby acknowledges receipt in trust from the Trust Beneficial Owner, as of the date hereof, of the foregoing contribution, which shall be used along with the proceeds from the sale of the Notes to purchase the Funding Agreement. Upon the creation of the Trust and the registration of the Trust Beneficial Interest in the Securities Register by the Registrar (as defined in the Standard Trust Agreement Terms) in the name of the Trust Beneficial Owner, the Trust Beneficial Owner shall be the sole beneficial owner of the Trust.

         PART 5. ACKNOWLEDGMENT. The Delaware Trustee, on behalf of the Trust, expressly acknowledges its duties and obligations set forth in Section 2.07 of the Standard Trust Agreement Terms incorporated herein.

         PART 6. ADDITIONAL TERMS. None.

         PART 7. OMNIBUS INSTRUMENT; EXECUTION AND INCORPORATION OF TERMS. The parties to this Trust Agreement will enter into this Trust Agreement by executing the Omnibus Instrument. By executing the Omnibus Instrument, the Delaware Trustee, the Trust Beneficial Owner and the Administrator hereby agree that this Trust Agreement will constitute a legal, valid and binding agreement between the Delaware Trustee, the Trust Beneficial Owner and the Administrator as of the date specified in the Omnibus Instrument. All terms relating to the Trust or the Notes not otherwise included in this Trust Agreement will be as specified in the Omnibus Instrument or Pricing Supplement as indicated herein.

                  [REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    SECTION B

                                    INDENTURE

         THIS INDENTURE, dated as of the Issuance Date, is entered into by and among JPMorgan Chase Bank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent (collectively, the "Indenture Trustee") and the Trust (as defined in this Omnibus Instrument).

                              W I T N E S S E T H:
                              --------------------

         WHEREAS, the Trust has duly authorized the execution and delivery of this Indenture to provide for the issuance of the Notes (as defined in this Omnibus Instrument);

         WHEREAS, all things necessary to make this Indenture a valid and legally binding agreement of the Trust and the other parties to this Indenture, enforceable in accordance with its terms, have been done, and the Trust proposes to do all things necessary to make the Notes, when executed and authenticated and delivered pursuant hereto, valid and legally binding obligations of the Trust as hereinafter provided; and

         WHEREAS, the parties hereto desire to incorporate by reference those certain Standard Indenture Terms, filed as Exhibit 4.1 to the Registration Statement dated March 18, 2005 filed with the Securities Exchange Commission by Hartford Life (the "Standard Indenture Terms") and all capitalized terms not otherwise defined in this Omnibus Instrument shall have the meaning set forth in the Standard Indenture Terms (the Standard Indenture Terms and this Indenture, collectively, the "Indenture").

         NOW, THEREFORE, in consideration of the agreements and obligations set forth herein and for other good and valuable consideration, the sufficiency of which is hereby acknowledged, each party hereby agrees as follows:

         PART 1. AGREEMENT TO BE BOUND. The Trust and the Indenture Trustee each hereby agrees to be bound by all of the terms, provisions and agreements set forth herein, with respect to all matters contemplated herein, including, without limitation, those relating to the issuance of the Notes.

         PART 2. INCORPORATION BY REFERENCE. All terms, provisions and agreements of the Standard Indenture Terms (except to the extent expressly modified herein) are hereby incorporated herein by reference with the same force and effect as though fully set forth herein. To the extent that the terms set forth herein are inconsistent with the terms of the Standard Indenture Terms, the terms set forth herein shall apply.

         PART 3. DESIGNATION OF THE NOTES. The Notes issued pursuant to this Indenture shall be designated as specified in this Omnibus Instrument.

         PART 4. ADDITIONAL TERMS. None.

         PART 5. OMNIBUS INSTRUMENT; EXECUTION AND INCORPORATION OF TERMS. The parties to this Indenture will enter into this Indenture by executing the Omnibus Instrument. By executing the Omnibus Instrument, the Trust and the Indenture Trustee hereby agree that this Indenture will constitute a legal, valid and binding agreement between the Trust and the Indenture Trustee as of the date specified in the Omnibus Instrument. All terms relating to the Trust or the Notes not otherwise included in this Indenture will be as specified in the Omnibus Instrument or Pricing Supplement as indicated herein.





                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    SECTION C

                             DISTRIBUTION AGREEMENT

         THIS DISTRIBUTION AGREEMENT, dated as of the Formation Date, is entered into by and among each Agent specified in the Pricing Supplement as Agent(s), (each an "Agent"), Hartford Life Insurance Company, a Connecticut insurance company ("Hartford Life") and the Trust (as defined in this Omnibus Instrument).

                              W I T N E S S E T H:
                              --------------------

         WHEREAS, the Trust has entered into the Indenture, dated as of the Issuance Date by and between the Trust and JPMorgan Chase Bank, N.A., as indenture trustee (the "Indenture Trustee") to provide for the issuance by the Trust of the Notes (as defined in this Omnibus Instrument);

         WHEREAS, all things necessary to make this Distribution Agreement a valid and legally binding agreement of the Trust and the other parties to this Distribution Agreement, enforceable in accordance with its terms, have been done, and the Trust proposes to do all things necessary to make the Notes, when executed by the Trust and authenticated and delivered pursuant hereto and the Indenture, valid and legally binding obligations of the Trust as hereinafter provided; and

         WHEREAS, the parties hereto desire to incorporate by reference those certain Standard Distribution Agreement Terms, attached as Exhibit C to this Omnibus Instrument (the "Standard Distribution Agreement Terms") and all capitalized terms not otherwise defined in this Omnibus Instrument shall have the meaning set forth in the Standard Distribution Agreement Terms (the Standard Distribution Agreement Terms and this Distribution Agreement, collectively, the "Distribution Agreement").

         NOW, THEREFORE, in consideration of the agreements and obligations set forth herein and for other good and valuable consideration, the sufficiency of which is hereby acknowledged, each party hereby agrees as follows:

         PART 1. AGREEMENT TO BE BOUND. The Agent(s), Hartford Life and the Trust each hereby agrees to be bound by all of the terms, provisions and agreements set forth herein, with respect to all matters contemplated herein, including, without limitation, those relating to the issuance of the Notes.

         PART 2. INCORPORATION BY REFERENCE. All terms, provisions and agreements of the Standard Distribution Agreement Terms (except to the extent expressly modified herein) are hereby incorporated herein by reference with the same force and effect as though fully set forth herein. To the extent that the terms set forth herein are inconsistent with the terms of the Standard Distribution Agreement Terms, the terms set forth herein shall apply.

         PART 3. PURCHASE OF NOTES. The Agent(s) agree to purchase the Notes having the terms set forth in the Pricing Supplement for the Notes.




                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

         PART 4. DELIVERY OF OPINIONS. Pursuant to Sections 5.1, 5.2 and 5.5, Hartford Life, the Trust and the Agent(s) have mutually agreed that the opinions, negative assurances and/or comfort letter, if any, set forth in Exhibit B to this Omnibus Instrument are required to be delivered on the Issuance Date.

         PART 5. TIME OF SALE. With respect to the Notes, the "Time of Sale" is 2:30 p.m. (New York City time) on the Issuance Date.

         PART 6. ADDITIONAL TERMS. Notices to the Agent shall be sent to:

                                        Lehman Brothers Inc.
                                        745 Seventh Avenue
                                        New York, New York  10019
                                        Attn:  Debt Capital Markets,
                                               Financial Institutions Group

                                        With a copy to:

                                        Lehman Brothers Inc.
                                        745 Seventh Avenue
                                        New York, New York  10019
                                        Attn:  General Counsel



         PART 7. OMNIBUS INSTRUMENT; EXECUTION AND INCORPORATION OF TERMS. The parties to this Distribution Agreement will enter into this Distribution Agreement by executing the Omnibus Instrument. By executing the Omnibus Instrument the Agents, Hartford Life and the Trust hereby agree that this Distribution Agreement will constitute a legal, valid and binding agreement between the Agents, Hartford Life and the Trust as of the date specified in the Omnibus Instrument. All terms relating to the Trust or the Notes not otherwise included in this Distribution Agreement will be as specified in the Omnibus Instrument or Pricing Supplement as indicated herein.

                  [REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]




                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    SECTION D

                             COORDINATION AGREEMENT

         THIS COORDINATION AGREEMENT, dated as of the Formation Date, is entered into by and among Hartford Life, the Trust and the Indenture Trustee and the Administrator.

                              W I T N E S S E T H:
                              --------------------

         WHEREAS, the Trust will enter into the Funding Agreement with Hartford Life dated as of the Issuance Date;

         WHEREAS, the Agent(s) have agreed to sell the Notes in accordance with the Registration Statement; and

         WHEREAS, the Trust intends to issue the Notes in accordance with the Indenture and to transfer the Funding Agreement to the Indenture Trustee in accordance with the Indenture to secure payment of the Notes.

         NOW, THEREFORE, in consideration of the agreements and obligations set forth herein and for other good and valuable consideration, the sufficiency of which is hereby acknowledged, each party hereby agrees as follows:

         PART 1. AGREEMENT TO BE BOUND. Hartford Life, the Trust and the Indenture Trustee each hereby agrees to be bound by all of the terms, provisions and agreements set forth herein, with respect to all matters contemplated herein, including, without limitation, those relating to the issuance of the Notes.

         PART 2. DELIVERY OF THE FUNDING AGREEMENT. The Trust hereby authorizes the Indenture Trustee to receive the Funding Agreement from Hartford Life pursuant to the Assignment of the Funding Agreement (the "Assignment"), to be entered into on the Issuance Date, and included in the closing instrument dated as of the Issuance Date (the "Closing Instrument").

         PART 3. ISSUANCE AND PURCHASE OF THE NOTES. Delivery of the Funding Agreement to the Indenture Trustee pursuant to the Assignment of the Funding Agreement shall be confirmation of payment by the Trust for the Funding Agreement. The Trust hereby directs the Indenture Trustee, upon receipt of the Funding Agreement pursuant to the Assignment, (a) to authenticate the Notes in accordance with the Indenture and (b) to (i) deliver each relevant Note to the clearing system or systems identified in each such Note, or to the nominee or custodian of such clearing system, for credit to such accounts as the Agent(s) may direct, or (ii) deliver each relevant Note to the purchasers thereof as identified by the Agent(s).

         PART 4. DIRECTIONS REGARDING PERIODIC PAYMENTS. As registered owner of the Funding Agreement as collateral securing payments on the Notes, the Indenture Trustee will receive payments on the Funding Agreement on behalf of the Trust. The Trust hereby directs the Indenture Trustee to use such funds to make payments on behalf of the Trust pursuant to the Trust Agreement and the Indenture.

         PART 5. MATURITY OF THE FUNDING AGREEMENT. Upon the maturity of the Funding Agreement and the return of funds thereunder, the Trust hereby directs the Indenture Trustee to set aside from such funds an amount sufficient for the repayment of the outstanding principal on the Notes when due.

         PART  6.   ACKNOWLEDGEMENT  OF  PRIOR  AGREEMENTS.   The  Trust  hereby
acknowledges,  agrees  to and  become  a party  to  each  of the  Administrative
Services Agreement, the License Agreement, and the Expense and Indemnity Agreement related to the Delaware Trustee. The Administrator hereby acknowledges the formation of the Trust and affirms its obligations to provide services to the Trust as set forth in the Administrative Services Agreement.



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

         PART 7. CERTIFICATES. Hartford Life and the Trust each hereby agree to deliver, on a quarterly basis, such certificate(s) as are required by any rating agency then rating the Program.

         PART 8. NO ADDITIONAL LIABILITY. Nothing in this agreement shall impose any liability or obligation on the part of any party to this agreement to make any payment or disbursement in addition to any liability or obligation such party has under the Issuance Documents or any other agreements related to the Program, except to the extent that a party has actually received funds which it is obligated to disburse pursuant to this agreement.

         PART 9. NO CONFLICT. This Coordination Agreement is intended to be in furtherance of the agreements reflected in the documents related to the Issuance Documents, and not in conflict. To the extent that a provision of this Coordination Agreement conflicts with the provisions of one or more Issuance Documents, the provisions of such documents shall govern.

         PART 10. GOVERNING LAW. This agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to the principles of conflicts of laws thereof.

         PART 11. SEVERABILITY. If any provision in this agreement shall be invalid, illegal or unenforceable, such provisions shall be deemed severable from the remaining provisions of this agreement and shall in no way affect the validity or enforceability of such other provisions of this agreement.

         PART 12. OMNIBUS INSTRUMENT; EXECUTION AND INCORPORATION OF TERMS. The parties to this Coordination Agreement will enter into this Coordination Agreement by executing the Omnibus Instrument. By executing the Omnibus Instrument, each party hereto agrees that this Coordination Agreement will constitute a legal, valid and binding agreement by and among Hartford Life, the Trust and the Indenture Trustee as of the Issuance Date. All terms relating to the Trust or the Notes not otherwise included in this Coordination Agreement will be as specified in the Omnibus Instrument or Pricing Supplement as indicated in the Omnibus Instrument.

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                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    SECTION E

                        MISCELLANEOUS AND EXECUTION PAGES

         Notwithstanding any other provisions of this Omnibus Instrument, no amendment to this Omnibus Instrument may be made if such amendment would cause the Trust not to be disregarded or treated as a grantor trust (assuming the Trust were not disregarded) for U.S. federal income tax purposes.

         This Omnibus Instrument may be executed by each of the parties hereto in any number of counterparts, and by each of the parties hereto on separate counterparts, each of which counterparts, when so executed and delivered, shall be deemed to be an original, but all such counterparts shall together constitute but one and the same instrument. Facsimile signatures shall be deemed original signatures.

         Each signatory, by its execution hereof, does hereby become a party to each of the agreements identified for such party as of the date specified in such agreements.


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                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

         IN WITNESS WHEREOF, the undersigned have executed this Omnibus Instrument.



                                HARTFORD LIFE INSURANCE COMPANY (in executing below agrees and becomes a party to (i) the Distribution Agreement set forth in Section C herein, and (ii) the Coordination Agreement set forth in Section D herein).



                                By:     /s/ Ken McCullum
                                     ----------------------------------
                                     Name:  Ken McCullum
                                     Title: VP, IIP



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

IN WITNESS WHEREOF, the undersigned have executed this Omnibus Instrument.



                                HARTFORD LIFE GLOBAL FUNDING TRUST 2006-033 in executing below agrees and becomes a party to
                                (i) the Indenture set forth in Section B herein,
                                (ii) the Distribution Agreement set forth in Section C herein and (iii) the Coordination Agreement set forth in Section D herein).

                                By:   Wilmington  Trust  Company,   not  in  its
                                individual   capacity  but  solely  as  Delaware
                                Trustee



                                By:     /s/ Jeanne M. Oller
                                     -----------------------------------------
                                     Name:  Jeanne M. Oller
                                     Title: Senior Financial Services Officer





                                WILMINGTON TRUST COMPANY, in executing below agrees and becomes a party to the Trust Agreement set forth in Section A herein, not in its individual capacity but solely as Delaware Trustee.



                                By:     /s/ Jeanne M. Oller
                                     -----------------------------------------
                                     Name:  Jeanne M. Oller
                                     Title: Senior Financial Services Officer



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

IN WITNESS WHEREOF, the undersigned have executed this Omnibus Instrument.





                                AMACAR PACIFIC CORP. in executing below agrees and becomes a party to (i) the Trust Agreement set forth in Section A herein in its capacity as Trust Beneficial Owner and Administrator and
                                (ii) the  Coordination  Agreement  set  forth in
                                Section   D   herein   in   its    capacity   as
                                Administrator.



                                By:     /s/ Evelyn Echevarria
                                     ----------------------------------
                                     Name:  Evelyn Echevarria
                                     Title: Vice President



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

IN WITNESS WHEREOF, the undersigned have executed this Omnibus Instrument.





                                JPMORGAN CHASE BANK, N.A. in executing below agrees and becomes a party to (i) the Indenture set forth in Section B herein in its capacity as Indenture Trustee, Registrar, Transfer Agent, Paying Agent and Calculation Agent, and (ii) the Coordination Agreement, set forth in Section D herein in its capacity as Indenture Trustee.



                                By:     /s/ Albert P. Mari, JR.
                                     ----------------------------------
                                     Name:  ALBERT P. MARI, JR.
                                     Title: VICE PRESIDENT



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

IN WITNESS WHEREOF, the undersigned have executed this Omnibus Instrument.





                                LEHMAN  BROTHERS INC., in executing below agrees
                                and   becomes   a  party  to  the   Distribution
                                Agreement set forth in Section C herein.



                                By:     /s/ Martin Goldberg
                                     ----------------------------------
                                     Name:  MARTIN GOLDBERG
                                     Title: SENIOR VICE PRESIDENT



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    EXHIBIT A

                               PRICING SUPPLEMENT


                                                Filed pursuant to Rule 424(b)(5)
                                                             File No. 333-123441

Pricing Supplement No. 128 dated March 22, 2006.
(To Prospectus dated April 15, 2005 and Prospectus
Supplement dated May 5, 2005)
This Pricing Supplement consists of 3 pages.


                         HARTFORD LIFE INSURANCE COMPANY
                                    DEPOSITOR

                            SECURED MEDIUM-TERM NOTES
                                 ISSUED THROUGH

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2006-033

                     FLOATING RATE NOTES DUE MARCH 15, 2011


The description in this pricing supplement of the particular terms of the Secured Medium-Term Notes offered hereby and the Funding Agreement sold by Hartford Life Insurance Company to the Trust specified herein supplements the description of the general terms and provisions of the notes and the funding agreements set forth in the accompanying prospectus and prospectus supplement, to which reference is hereby made.


                        PROVISIONS RELATING TO THE NOTES

------------------------------------------------------------------------------------------------------------------------------------
Principal Amount:               $100,000,000                     Type of Interest Rate:  [  ] Fixed  [X] Floating

Price to Public:                100 %                            If Fixed Rate Notes:  Interest Rate:

Net Proceeds to Trust:          $99,950,000                      If Floating Rate Notes:  Initial Interest Rate: THE
                                                                 INITIAL INTEREST RATE FOR THE NOTES OFFERED BY THIS
CUSIP Number:                   41659EEW3                        PRICING SUPPLEMENT WILL BE THREE MONTH LIBOR PLUS 10
                                                                 BASIS POINTS DETERMINED IN ACCORDANCE WITH THE
Agent's Discount:               0.05%                            PROVISIONS OF THIS PRICING SUPPLEMENT AND THE
                                                                 PROSPECTUS SUPPLEMENT ON THE SECOND LONDON BANKING DAY
                                                                 IMMEDIATELY PRECEDING THE ISSUANCE DATE.
                                                                 Base Rate:  [ ] CD Rate    [ ] Commercial Paper Rate
                                                                             [ ] CMT Rate   [ ] Federal Funds Rate
                                                                             [X] LIBOR      [ ] Treasury Rate
                                                                             [ ] Prime Rate [ ] Other (See Attached)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 If LIBOR:  [ ] LIBOR Reuters Page
Issuance Date:                  MARCH 29, 2006                              [X] LIBOR Telerate Page 3750
                                                                            Designated LIBOR Currency
------------------------------------------------------------------------------------------------------------------------------------
Stated Maturity Date:           MARCH 15, 2011                   If CMT Rate, Telerate Page:   [ ] 7051      [ ] 7052
                                                                      If 7052:   [ ] Weekly Average     [ ] Monthly Average
Initial Interest Payment Date:  JUNE 15, 2006                         Designated CMT Maturity Index:
------------------------------------------------------------------------------------------------------------------------------------


                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Interest Reset Dates:     QUARTERLY
Interest Payment Frequency:     QUARTERLY                                Initial Interest Reset Date:  JUNE 15, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Index Maturity:  THREE MONTHS
Specified Currency:             U.S. DOLLARS
                                                                         Interest Rate Determination Dates:  AS SPECIFIED IN THE
                                                                         PROSPECTUS SUPPLEMENT FOR THE INDICATED BASE RATE.
------------------------------------------------------------------------------------------------------------------------------------
Regular Record Dates:           15 DAYS PRIOR TO AN INTEREST             Spread:  + 10 BASIS POINTS          Spread Multiplier: N/A
                                PAYMENT DATE.
                                                                         Maximum Interest Rate:      NONE
                                                                         Minimum Interest Rate:      NONE
                                                                         Floating Rate/Fixed Rate Note: [ ] Yes [X] No.   If yes:
Day Count Convention:           ACTUAL/360                                 Fixed Rate:    N/A
                                                                           Fixed Rate Commencement Date: N/A
Computation of Interest: AS SPECIFIED IN THE PROSPECTUS                  Inverse Floating Rate Note [ ] Yes [X] No.  If yes,
                         SUPPLEMENT FOR THE INDICATED BASE RATE.           Fixed Interest Rate:  N/A

------------------------------------------------------------------------------------------------------------------------------------
Authorized Denominations:       $1,000 INCREMENTS.                       Sinking Fund:  NONE.
------------------------------------------------------------------------------------------------------------------------------------
Optional Redemption:   Yes [ ]     No [X]                                Calculation Agent:         JPMORGAN CHASE BANK, N.A.
    Optional Redemption Date: N/A
    Initial Redemption Percentage: N/A                                   Exchange Rate Agent:  N/A
    Annual Percentage Reduction:  N/A
    Redemption may be:     [ ] In whole only.                            Securities Exchange Listing:  NONE.
                           [ ] In whole or in part.
                                                                         Additional Amounts to be Paid: [ ] Yes [X] No

Optional Repayment:  [ ] Yes [X] No                                      Discount Note:  [ ] Yes  [X] No   If Yes:
     Optional Repayment Dates:  N/A                                      Total Amount of Discount:  N/A
                                                                           Yield to Maturity:    N/A
------------------------------------------------------------------------------------------------------------------------------------
Amortizing Note:  [ ] Yes (See attached)  [X] No
                                                                         Other Provisions Relating to the Notes:  NONE.
 Agents:  LEHMAN BROTHERS
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Special Tax Considerations:  NONE.


                                        INFORMATION RELATING TO THE FUNDING AGREEMENT

------------------------------------------------------------------------------------------------------------------------------------
Funding Agreement Provider:     HARTFORD LIFE INSURANCE                  Type of Interest Rate: [ ] Fixed [X] Floating
                                COMPANY
                                                                         If Fixed Rate Funding Agreement:    Interest Rate:

Funding Agreement:              FA-406033                                If Floating Rate Funding Agreement Initial Interest
                                                                         Rate:  THE INITIAL INTEREST RATE FOR THE NOTES OFFERED
Contract Payment:               $100,000,015                             BY THIS PRICING SUPPLEMENT WILL BE THREE MONTH LIBOR
                                                                         PLUS 10 BASIS POINTS, DETERMINED IN ACCORDANCE WITH THE
Deposit Amount :                $99,950,015                              PROVISIONS OF THIS PRICING SUPPLEMENT AND THE
(if different from Contract Payment)                                     PROSPECTUS SUPPLEMENT ON THE SECOND LONDON BANKING DAY
                                                                         IMMEDIATELY PRECEDING THE ISSUANCE DATE.

                                                                          Base Rate:  [ ] CD Rate       [ ] Commercial Paper Rate
                                                                                      [ ] CMT Rate      [ ] Federal Funds Rate
                                                                                      [X] LIBOR         [ ] Treasury Rate
                                                                                      [ ] Prime Rate    [ ] Other (See Attached)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           If LIBOR:  [ ] LIBOR Reuters Page
Effective Date:                 MARCH 29, 2006                                        [X] LIBOR Telerate Page 3750
                                                                         Designated LIBOR Currency: U.S. DOLLARS
------------------------------------------------------------------------------------------------------------------------------------

                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

------------------------------------------------------------------------------------------------------------------------------------
Stated Maturity Date:           MARCH 15, 2011                             If CMT Rate, Telerate Page:   [ ] 7051    [ ] 7052
                                                                           If 7052:   [ ] Weekly Average     [ ] Monthly Average
------------------------------------------------------------------------------------------------------------------------------------
Initial Interest Payment Date:  JUNE 15, 2006                            Designated CMT Maturity Index:
                                                                         Interest Reset Frequency: QUARTERLY
------------------------------------------------------------------------------------------------------------------------------------
Interest Payment Frequency:     QUARTERLY                                Initial Interest Reset Date:   JUNE 15, 2006
                                                                         Index Maturity:   THREE MONTHS
Specified Currency:             U.S. DOLLARS                             Interest Rate Determination Date:  AS SPECIFIED IN THE
                                                                           PROSPECTUS SUPPLEMENT FOR THE INDICATED BASE RATE.
------------------------------------------------------------------------------------------------------------------------------------
Day Count Convention:           ACTUAL/360                               Spread:     + 10  BASIS POINTS     Spread Multiplier: N/A
                                                                         Maximum Interest Rate:   NONE
                                                                         Minimum Interest Rate:   NONE
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Floating Rate/Fixed Rate Funding Agreement: [ ] Yes [X] No
Computation of Interest: AS SPECIFIED IN THE PROSPECTUS                    If yes:    Fixed Rate:  N/A
                         SUPPLEMENT FOR THE INDICATED BASE RATE.                      Fixed Rate Commencement Date:   N/A
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Inverse Floating Rate Funding Agreement: [ ] Yes [X] No
Optional Redemption:   Yes [ ]  No [X]                                     If yes: Fixed Interest Rate:   N/A
Optional Redemption Date: NONE
        Initial Redemption Percentage:  N/A
        Annual Percentage Reduction:    N/A                              Amortizing Funding Agreement:   [ ] Yes  (See attached)
        Redemption may be:    [ ]  In whole only.                                                        [X] No
                              [ ]  In whole or in part

Optional Repayment:  [ ] Yes [X] No                                      Discount Funding Agreement:  [ ] Yes   [X] No.  If  yes:
     Optional Repayment Dates:  N/A                                                   Total Amount of Discount:   N/A
                                                                                      Yield to Maturity:    N/A
Other Provisions Relating to the Funding Agreement:  NONE.

                                                                         Additional Amounts to be Paid:  [ ] Yes [X] No

                                                                         Special Tax Considerations:         NONE.
------------------------------------------------------------------------------------------------------------------------------------


Note: The Opinion regarding the enforceability of the Funding Agreement and the related Consent of Counsel for Hartford Life Insurance Company is given by John
F. Kennedy, Associate Counsel.

                    INFORMATION PERTAINING TO THE RATINGS OF
                       THE NOTES AND THE FUNDING AGREEMENT


It is anticipated that, as of March 29, 2006, the Notes will be rated by the indicated rating agencies as follows:

                  Standard & Poor's:  AA-            Moody's: Aa3
                  A.M. Best: aa-                     Fitch: AA

The Moody's rating also extends to the Program under which the Notes are issued.

It is anticipated that, as of March 29, 2006, the Funding Agreement will be rated by the indicated rating agencies as follows:

                  Standard & Poor's:  AA-            Moody's: Aa3
                  A.M. Best: aa-                     Fitch: AA



                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    EXHIBIT B

                          RATINGS; REQUIRED DELIVERIES

RATINGS:

In connection with Section 1.1.3 of the Distribution Agreement, the Program under which the Notes are issued, as well as the Notes, are anticipated to be rated Aa3 by Moody's and the Notes are rated AA- by S&P. In connection with
Section 1.3.10 of the Distribution Agreement, the Company's financial strength rating is Aa3 by Moody's, AA- by S&P, aa- by A.M. Best, and AA by Fitch.

REQUIRED DELIVERIES:

Pursuant to Section 4.1, 4.2 and/or 4.5 of the Distribution Agreement the following opinions, negative assurances and/or comfort letter are required to be delivered on the Issuance Date (as defined in the Omnibus Instrument):

None.


                   Hartford Life Global Funding Trust 2006-033
                               Omnibus Instrument

                                    EXHIBIT C


                      STANDARD DISTRIBUTION AGREEMENT TERMS


                                 WITH RESPECT TO


                          HARTFORD LIFE GLOBAL FUNDING


                   SECURED MEDIUM-TERM NOTES AND INCOMENOTES(sm)

                           DATED AS OF MARCH 22, 2006



                      STANDARD DISTRIBUTION AGREEMENT TERMS


         This document constitutes Standard Distribution Agreement Terms which are incorporated by reference in the Distribution Agreement included in the omnibus instrument through which certain of the documents related to the issuance of the Notes are executed (the "OMNIBUS INSTRUMENT"), dated as of the date set forth therein (the "DISTRIBUTION AGREEMENT"), by and among the Trust, Hartford Life Insurance Company (the "COMPANY"), and each Agent specified in the Distribution Agreement.

         These Standard Distribution Agreement Terms shall be of no force and effect unless and until incorporated by reference into, and then only to the extent not modified by, the Distribution Agreement.

         The following terms and provisions shall govern the terms of the distribution of the Notes issued by the Trust, subject to such other terms and provisions expressly adopted in the Distribution Agreement.

         Capitalized terms not otherwise defined in these Standard Distribution Agreement Terms shall have their respective meanings ascribed to them in the Distribution Agreement.

         In connection with the Hartford Life Global Funding Program (the "PROGRAM") arranged by Bear Stearns & Co. Inc., as arranger, the Company has authorized the issuance and sale of a funding agreement to the Trust in order to secure the Notes issued to the Agent(s) pursuant to the terms of the Distribution Agreement.

         The Notes are to be issued pursuant to the Indenture. The Trust shall issue only the Notes. The Trust will use the net proceeds from the sale of the Notes to purchase a funding agreement (the "FUNDING AGREEMENT") from the Company. The Notes will be secured by the Funding Agreement which will be assigned by the Trust to the Indenture

Trustee on behalf of the holders of the Notes pursuant to the Indenture. In connection with the sale of the Notes, the Trust will prepare a Pricing Supplement (the "PRICING SUPPLEMENT") including or incorporating by reference a description of the terms of the Notes, the terms of the offering and a description of the Trust.

         Subject to the terms and conditions contained in the Distribution Agreement, the Company and the Trust hereby (1) appoint only Bear, Stearns & Co. Inc. as purchasing agent (the "PURCHASING AGENT"); and (2) appoint the Purchasing Agent and/or such other parties specified in the Pricing Supplement (the Purchasing Agent and each such party, an "AGENT") for the purpose of purchasing and selling the Notes. For purposes of the Distribution Agreement, all references to any Agent shall be deemed to include the Purchasing Agent.

         The Distribution Agreement specifies terms and conditions on which the Notes may be sold by the Trust to the Agent(s) as principal for resale to investors.

The Company has made the requisite filings with the Securities and Exchange Commission (the "COMMISSION") pursuant to the Securities Exchange Act of 1934, as amended (the "1934 ACT"), and the rules and regulations of the Commission under the 1934 Act (the "1934 ACT REGULATIONS"). The Company has filed with the Commission a (a) registration statement on Form S-3 relating to the registration of the Notes of the Trust and the Funding Agreement under the Securities Act of 1933, as amended (the "1933 ACT"), (b) the related prospectus dated April 15, 2005 covering all notes to be offered under the Program (the "BASE PROSPECTUS"), (c) the prospectus supplement to the Base Prospectus dated May 5, 2005 covering the notes offered under the Institutional Program (the "INSTITUTIONAL PROSPECTUS SUPPLEMENT" and, together with the Base Prospectus, the "INSTITUTIONAL PROSPECTUS") and (d) the prospectus supplement to the Base Prospectus dated May 5, 2005 covering the Notes offered under the IncomeNotes(sm) Program (the "INCOMENOTES(sm) PROSPECTUS SUPPLEMENT" and, together with the Base Prospectus, the "INCOMENOTES(sm) PROSPECTUS"). Such registration statement has been declared effective by the Commission and the Indenture has been duly qualified under the Trust Indenture Act of 1939, as amended (the "1939 ACT") and the rules and regulations of the Commission under the 1939 Act (the "1939 ACT REGULATIONS"), and the Company has filed such post-effective amendments thereto as may be required prior to the Trust's acceptance of any offer for the purchase of Notes and each such post-effective amendment has been declared effective by the Commission. Such registration statement (as so amended, if applicable) is referred to herein as the "REGISTRATION STATEMENT"; and the final prospectus and all applicable amendments or supplements thereto (including the applicable final prospectus supplement and Pricing Supplement relating to the offering of the Notes), in the form first furnished to the Agent(s) for use in confirming sales of the Notes, are collectively referred to herein as the "PROSPECTUS"; PROVIDED, HOWEVER, that all references to the "Registration Statement", and the "Prospectus" shall also be deemed to include all documents incorporated therein by reference pursuant to the 1934 Act; PROVIDED, FURTHER, that if the Company files a post-effective amendment to the Registration Statement with the Commission pursuant to Rule 462(b) of the rules and regulations of the Commission under the 1933 Act (the "1933 Act Regulations") (the "RULE 462(b) REGISTRATION

STATEMENT") or files a registration statement containing a combined prospectus pursuant to Rule 429 of the 1933 Act Regulations (the "RULE 429 REGISTRATION STATEMENT"), then, after such filing, all references to the "Registration Statement" shall also be deemed to include the Rule 462(b) Registration Statement or the Rule 429 Registration Statement, as applicable. A "PRELIMINARY PROSPECTUS" shall be deemed to refer to any prospectus and any prospectus supplement used before the Registration Statement became effective and any prospectus and any prospectus supplement furnished by the Company or the Trust after the Registration Statement became effective and before the Time of Sale (as defined below) with respect to the Notes which, pursuant to Rule 430B, omitted information to be included upon pricing in a form of prospectus and prospectus supplement filed with the Commission pursuant to Rule 424(b) of the 1933 Act Regulations.

         The term "FREE WRITING PROSPECTUS" has the meaning set forth in Rule 405 of the 1933 Act Regulations. The term "TIME OF SALE PROSPECTUS" means (1) with respect to the offer and sale of any series of notes under the Institutional Program, the Institutional Prospectus and (2) with respect to the offer and sale of any series of notes under the IncomeNotes(sm) Program, the IncomeNotes(sm) Prospectus, in each case, as amended or supplemented from time to time prior to the Time of Sale and together with any preliminary prospectus or preliminary pricing supplement relating to the offer and sale of such series of Notes prior to the Time of Sale, any Pricing Supplement relating to the offer and sale of such Series of Notes filed or used prior to the Time of Sale, any Final Term Sheet (as defined in Section 4.1 hereof) relating to the offer and sale of such Notes and each Free Writing Prospectus in the form, furnished to the Agent(s) by the Company or approved by the Company for use prior to the Time of Sale. "TIME OF SALE" means the time or date set forth in the applicable Distribution Agreement. For purposes of the Distribution Agreement, all references to the Registration Statement, Prospectus, Time of Sale Prospectus, Free Writing Prospectus, Pricing Supplement or preliminary prospectus or to any amendment or supplement thereto shall be deemed to include any copy filed with the Commission pursuant to its Electronic Data Gathering, Analysis and Retrieval system ("EDGAR").

         All references in the Distribution Agreement to financial statements and schedules and other information which is "disclosed", "contained", "included" or "stated" (or other references of like import) in the Registration Statement, Prospectus, Time of Sale Prospectus, Free Writing Prospectus, Pricing Supplement or preliminary prospectus shall be deemed to include all such financial statements and schedules and other information which is incorporated by reference in the Registration Statement, Prospectus, Time of Sale Prospectus, Free Writing Prospectus, Pricing Supplement or preliminary prospectus, as the case may be; and all references in the Distribution Agreement to amendments or supplements to the Registration Statement, Prospectus, Time of Sale Prospectus, Free Writing Prospectus, Pricing Supplement or preliminary prospectus shall be deemed to include the filing of any document under the 1934 Act which is incorporated by reference in the Registration Statement, Prospectus, Time of Sale Prospectus, Free Writing Prospectus, Pricing Supplement or preliminary prospectus, as the case may be.

                                   SECTION 1.

           REPRESENTATIONS AND WARRANTIES OF THE TRUST AND THE COMPANY

         1.1 REPRESENTATIONS AND WARRANTIES OF THE TRUST AND THE COMPANY. Each of the Trust and the Company jointly and severally represents and warrants (i) to each Agent (a) as of the date hereof, (b) as of the date that the Registration Statement became effective (the "INITIAL EFFECTIVE DATE") and (c) as of any time that the Registration Statement or the Prospectus shall be amended or supplemented (with respect to the Registration Statement, a "SUBSEQUENT EFFECTIVE DATE") and (ii) to each applicable Agent, (a) as of the Time of Sale, (b) as of the date the Notes are delivered in exchange for payment (the "SETTLEMENT DATE") and (c) as of the new effective date as determined pursuant to Rule 430B(f)(2) of the 1933 Act Regulations with respect to the Notes (the "NOTE EFFECTIVE DATE" and together with the Initial Effective Date and any Subsequent Effective Date, the "REGISTRATION STATEMENT EFFECTIVE DATE") (each of the times referenced above being referred to herein as a "REPRESENTATION DATE") as follows:

                  1.1.1 NO FILINGS OR REGULATORY APPROVALS. Other than as set forth or contemplated in the Time of Sale Prospectus, no filing with, or approval, authorization, consent, license, registration, qualification, order or decree of, any court or governmental authority or agency, is necessary or required for the issuance and sale of the Notes by the Trust, except such as have been previously made, obtained or rendered, as applicable, and except such consents, approvals, authorizations, registrations, qualifications, orders or decrees as may be required under the 1933 Act or the 1939 Act or under state or foreign securities or blue sky laws or any rules or regulations of any securities exchange.

                  1.1.2 INVESTMENT COMPANY ACT. The Trust is not, and upon the issuance and sale of the Notes as herein contemplated and the application of the net proceeds therefrom as described in the Time of Sale Prospectus will not be, required to register as an "investment company" within the meaning of the Investment Company Act of 1940, as amended (the "1940 ACT").

                  1.1.3 RATINGS. The Program under which the Notes are issued, as well as the Notes, as applicable, are rated Aa3 by Moody's Investors Service, Inc. or its successor ("MOODY'S") and AA- by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. or its successor ("S&P") (Moody's and S&P are referred to herein as the "Ratings Agencies" and each a "RATINGS AGENCY"), or such other rating as to which the Company or the Trust shall have most recently notified the Agent(s) pursuant to Section 2.3.5 hereof and set forth in the Omnibus Instrument. Except as otherwise disclosed to the Agent(s), no public announcement has been made by a Ratings Agency that it has under surveillance or review, with possible negative implications, its rating of the Program, the Notes or any notes issued pursuant to the Registration Statement, as applicable, or has withdrawn its rating of the Program, the Notes or any notes issued pursuant to the Registration Statement, as applicable.

                  1.1.4 LISTING. If specified in the Pricing Supplement, the Notes described in such Pricing Supplement shall be listed on the securities exchange designated in the Pricing Supplement.

         1.2 REPRESENTATIONS AND WARRANTIES OF THE TRUST. The Trust represents and warrants to each Agent as of each Representation Date as follows:

                  1.2.1 DUE FORMATION AND GOOD STANDING OF THE TRUST. The Trust is a statutory trust, duly formed under Delaware law pursuant to the Trust Agreement (the "TRUST AGREEMENT") between Wilmington Trust Company, as Trustee (the "DELAWARE TRUSTEE") and AMACAR Pacific Corporation, as administrator and trust beneficial holder, and the filing of a certificate of trust with the Delaware Secretary of State, which is validly existing and in good standing as a statutory trust under the laws of the State of Delaware.

                  1.2.2 NO MATERIAL CHANGES. Since the respective dates as of which information is given in the Registration Statement and the Time of Sale Prospectus, except as otherwise stated therein, (A) there has been no event or occurrence that would reasonably be expected to have a material adverse effect on the condition (financial or otherwise) of the Trust or on the power or ability of the Trust to perform its obligations under the Distribution Agreement, the Indenture, the Notes, the Trust Agreement, the Funding Agreement, the Administrative Services Agreement (the "ADMINISTRATION AGREEMENT"), between the Delaware Trustee, on behalf of the Trust, and AMACAR Pacific Corporation, as administrator (the "ADMINISTRATOR") or the License Agreement (the "LICENSE AGREEMENT") between the Trust and Hartford Fire Insurance Company, or to consummate the transactions to be performed by it as contemplated in the Time of Sale Prospectus (a "TRUST MATERIAL ADVERSE EFFECT") and (B) there have been no transactions entered into by the Trust, other than those related to the Program or in the ordinary course of business, which are material with respect to the Trust.

                  1.2.3 AUTHORIZATION OF AGREEMENTS. The Distribution Agreement, the Indenture, the Notes, the Administration Agreement and the License Agreement have been or will be duly authorized, executed and delivered by the Trust. Assuming that each party to the Distribution Agreement, the Indenture, the Administration Agreement, the License Agreement and the Trust Agreement, other than the Trust, has duly authorized, executed and delivered each such agreement, then the Distribution Agreement, the Indenture, the Administration Agreement, the License Agreement and the Trust Agreement will each be a valid and legally binding agreement of the Trust enforceable against the Trust in accordance with its terms, except (A) as enforcement thereof may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors' rights generally or by general equitable principles (regardless of whether enforcement is considered in a proceeding in equity or at law), (B) that no representation or warranty is made with respect to the enforceability of the indemnification and contribution provided for in Section 7 hereof and (C) except as enforcement thereof may be limited by requirements that a claim with respect to any Notes issued under the Indenture that are payable in a foreign or composite currency (or a foreign or composite currency judgment in respect of such claim) be converted into U.S. dollars at a rate of exchange prevailing on a date determined pursuant to applicable law or by governmental authority to limit, delay or prohibit the making of payments outside the United States. The Notes have been duly authorized by the Trust for offer, sale, issuance and delivery pursuant to the Distribution Agreement and when issued, authenticated and delivered in the manner provided for in the Indenture and delivered against payment of the consideration therefor, will constitute valid and legally binding obligations of the Trust, enforceable against the Trust in accordance with their terms, except (1) as enforcement thereof may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors' rights generally or by general equitable principles (regardless of whether enforcement is considered in a proceeding in equity or at law) and (2) except as enforcement thereof may be limited by requirements that a claim with respect to any Notes issued under the Indenture that are payable in a foreign or composite currency (or a foreign or composite currency judgment in respect of such claim) be converted into U.S. dollars at a rate of exchange prevailing on a date determined pursuant to applicable law or by governmental authority to limit, delay or prohibit the making of payments outside the United States. Subject to the exceptions set forth in the preceding sentence, the Notes when executed by the Trust and issued authenticated and delivered in the manner provided for in the Indenture and delivered against payment of the consideration therefor, will be entitled to the benefits of the Indenture.

                  1.2.4 ABSENCE OF DEFAULTS AND CONFLICTS. (A) The execution, delivery and performance of the Distribution Agreement, the Indenture, the Notes, the Funding Agreement, the Administration Agreement, the License Agreement and any other agreement or instrument entered into or issued or to be entered into or issued by the Trust in connection with the issuance of the Notes and the transactions contemplated thereby,
         (B) the performance of the Trust Agreement (all agreements and instruments referenced in clauses (A) and (B) above are referred to herein as the "ISSUANCE DOCUMENTS"), (C) the consummation of the transactions contemplated in the Time of Sale Prospectus (including the issuance and sale of the Notes and the use of proceeds therefrom as described in the Time of Sale Prospectus) and (D) the compliance by the Trust with its obligations under the Issuance Documents, do not and will not constitute a breach, violation or default which (1) gives the holder of any note, debenture or other evidence of indebtedness (or any person acting on such holder's behalf) the right to require the repurchase, redemption or repayment of all or a portion of such indebtedness by the Trust, or (2) results in the creation or imposition of any lien, charge or encumbrance upon any assets, properties or operations of the Trust pursuant to, any contract, indenture, mortgage, loan or credit agreement, note, lease or other agreement or instrument to which the Trust is a party or by which it may be bound or to which any of the property or assets of the Trust is subject, nor will such action result in any violation of the Trust's Certificate of Trust or the Trust Agreement and the Trust is not in default in the performance or observance of any applicable law, statute, rule, regulation, judgment, order, writ or decree of any government, government instrumentality or court, domestic or foreign, having jurisdiction over the Trust or any of its assets, properties or operations; PROVIDED, that no representation or warranty is made with respect to compliance with law of the Funding Agreement to the extent that the source of the funds used by the Trust to purchase such Funding Agreement renders such funds, or any property or investment acquired with such funds, subject to governmental seizure or other penalty under the USA Patriot Act of 2001, as amended (the "USA PATRIOT ACT"); PROVIDED, FURTHER that in the case of clause (1) of this Section 1.2.4, this representation and warranty shall not extend to such repurchase, redemption or repayment that would not result in a Trust Material Adverse Effect and in the case of clause (2) of this Section 1.2.4, this representation and warranty shall not extend to such lien, charges or encumbrances or any violations or defaults that would not result in a Trust Material Adverse Effect.

                  1.2.5 BENEFICIAL INTEREST. The beneficial interest of the Trust when issued will be duly authorized and, when registered in the Securities Register (as defined in the Trust Agreement) in accordance with the provisions of the Trust Agreement, will be a valid and legally binding obligation of the Trust, enforceable in accordance with its terms, except as enforcement thereof may be limited by bankruptcy, insolvency, reorganization, conservatorship, receivership or similar laws affecting creditors' rights generally or by general equitable principles (regardless of whether enforcement is considered in a proceeding in equity or at law).

                  1.2.6 NO PROCEEDINGS. There is no action, suit, proceeding or investigation pending of which the Trust has received notice or service of process, or before or brought by any court or governmental agency or body, or to the knowledge of the Trust threatened, against the Trust or its assets which is required to be disclosed in the Registration Statement and the Time of Sale Prospectus (other than as disclosed therein).

         1.3 REPRESENTATIONS AND WARRANTIES OF THE COMPANY. The Company represents and warrants to each Agent as of each Representation Date as follows:

                  1.3.1 DUE INCORPORATION, GOOD STANDING AND DUE QUALIFICATION OF THE COMPANY AND SIGNIFICANT SUBSIDIARIES. The Company, and each significant subsidiary (as such term is defined in Rule 1-02 of Regulation S-X promulgated under the 1933 Act) that is an operating company, if any (each, a "SIGNIFICANT SUBSIDIARY"), is duly incorporated and validly existing as a corporation in good standing under the laws of the jurisdiction of its incorporation with corporate power and authority to own its properties and to conduct its business as described in the Time of Sale Prospectus; each of the Company and each Significant Subsidiary is duly qualified as a foreign corporation to transact business and is in good standing in each jurisdiction in which such qualification is required, except where the failure to so qualify would result in a Company Material Adverse Effect (defined below). Since the respective dates as of which information is given in the Registration Statement and the Time of Sale Prospectus, except as otherwise stated therein, there has been no event or occurrence that would reasonably be expected to have a material adverse effect on the condition (financial or otherwise) of the Company and its subsidiaries considered as one enterprise or on the power or ability of the Company to perform its obligations under any of the Issuance Documents or to consummate the transactions to be performed by it as contemplated in the Time of Sale Prospectus (a "COMPANY MATERIAL ADVERSE EFFECT").

                  1.3.2 REGISTRATION STATEMENT; PROSPECTUS; TIME OF SALE PROSPECTUS; FREE WRITING PROSPECTUS. The Company meets the requirements for use of Form S-3 under the 1933 Act. The Company is not an "ineligible issuer" as that term is defined in Rule 405 of the 1933 Act Regulations (i) during any period beginning with the first BONA FIDE offer of the Notes and ending on the Settlement Date (the "OFFERING PERIOD"), and (ii) at any time other than during the Offering Period, at the time of the use of a Free Writing Prospectus, if any. The Registration Statement, filed with the Commission pursuant to the 1933 Act, as of the Initial Effective Date, did not and, as of any Note Effective Date or Subsequent Effective Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Each Prospectus filed with the Commission pursuant to the 1933 Act and the 1933 Act Regulations, complied when so filed in all material respects with the 1933 Act and the 1933 Act Regulations. The Registration Statement, each Prospectus and each Time of Sale Prospectus comply and, as amended or supplemented, if applicable, will comply in all material respects with the 1933 Act and the 1933 Act Regulations. As of the Time of Sale, the Time of Sale Prospectus, will not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading. The Company makes no representations or warranties as to (A) that part of the Registration Statement which shall constitute the Statement of Eligibility (Form T-1) under the 1939 Act of the Indenture Trustee or (B) any statements in or omissions from the Registration Statement, any Prospectus or any Time of Sale Prospectus made in reliance on and in conformity with written information provided by the Agent(s) to the Trust or to the Company expressly for use in the Registration Statement, any Prospectus, any Time of Sale Prospectus or any amendment or supplement thereto.

                  1.3.3 COMPANY FINANCIAL STATEMENTS. The consolidated financial statements (including the related notes but excluding the supporting schedules) included or incorporated by reference in the Registration Statement, the Prospectus and the Time of Sale Prospectus present fairly in all material respects the consolidated financial position, results of operations and cash flows of the entities purported to be shown thereby, at the dates and for the periods indicated and have been prepared in accordance with United States generally accepted accounting principles applied on a consistent basis throughout the periods indicated and conform in all material respects with the 1933 Act, except as otherwise noted therein; and the supporting schedules, selected financial data and the summary financial data included or incorporated by reference in the Registration Statement when considered in relation to such financial statements taken as a whole, present fairly in all material respects the information required to be stated therein.

                  1.3.4 AUTHORIZATION OF THE DISTRIBUTION AGREEMENT AND THE FUNDING AGREEMENT. The Distribution Agreement has been, and the Funding Agreement when issued will be, duly authorized, executed and delivered by the Company and, assuming that each party to the Distribution Agreement and the Funding Agreement, other than the Company, has duly authorized executed and delivered such agreement, then the Distribution Agreement and the Funding Agreement will each be a valid and legally binding agreement of the Company, enforceable against the Company in accordance with its terms, except (A) as enforcement thereof may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors' rights generally or by general equitable principles (regardless of whether enforcement is considered in a proceeding in equity or at law), (B) that no representation or warranty is made with respect to the enforceability of the indemnification and contribution provided for in Section 7 hereof and (C) that no representation or warranty is made with respect to the enforceability of the Funding Agreement to the extent that the source of the funds used by the Trust to purchase such Funding Agreement renders such funds, or any property or investment acquired with such funds, subject to governmental seizure or other penalty under the USA Patriot Act.

                  1.3.5 NO PROCEEDINGS. There is no action, suit, proceeding or investigation pending of which the Company has received notice or service of process, or before or brought by any court or governmental agency or body, or to the knowledge of the Company threatened, against the Company which is required to be disclosed in the Registration Statement or the Time of Sale Prospectus (other than as disclosed therein).

                  1.3.6 ABSENCE OF DEFAULTS AND CONFLICTS. Neither the Company nor any of its Significant Subsidiaries is in violation of the provisions of its charter or by-laws or in default in the performance or observance of any obligation, agreement, covenant or condition contained in any contract, indenture, mortgage, deed of trust, loan or credit agreement, note, lease or other agreement or instrument to which the Company or any of its Significant Subsidiaries is a party or by which it or any of them may be bound or to which any of the property or assets of the Company or any of its Significant Subsidiaries is subject (collectively, "COMPANY AGREEMENTS AND INSTRUMENTS"), except for such defaults that would not result in a Company Material Adverse Effect; the execution, delivery and performance of the Distribution Agreement, the Funding Agreement and any other agreement or instrument entered into or issued or to be entered into or issued by the Company in connection with the transactions contemplated in the Time of Sale Prospectus, the consummation of the transactions contemplated in the Time of Sale Prospectus and the compliance by the Company with its obligations thereunder have been duly authorized by all necessary corporate action and do not and will not constitute a breach, violation or default (A) which gives the holder of any note, debenture or other evidence of indebtedness (or any person acting on such holder's behalf) the right to require the repurchase, redemption or repayment of all or a portion of such indebtedness by the Company or any of its Significant Subsidiaries, or (B) of any statute or any order, rule or regulation of any court or governmental agency or body having jurisdiction over the Company or any of its properties, except for such breaches, violations or defaults under subsections (A) or (B) immediately above that would not result in a Company Material Adverse Effect; PROVIDED, that no representation or warranty is made with respect to compliance with law of the Funding Agreement to the extent that the source of the funds used by the Trust to purchase such Funding Agreement renders such funds, or any property or investment acquired with such funds, subject to governmental seizure or other penalty under the USA Patriot Act.

                  1.3.7 LICENSES AND PERMITS. Each of the Company and the Significant Subsidiaries has all necessary consents, licenses, authorizations, approvals, exemptions, orders, certificates and permits (collectively, the "COMPANY GOVERNMENTAL LICENSES") of and from, and has made all filings and declarations (collectively, the "COMPANY GOVERNMENTAL FILINGS") with, all Federal, state, local and other governmental authorities, all self-regulatory organizations and all courts and other tribunals, necessary to own, lease, license and use its properties and assets and to conduct its business in the manner described in the Time of Sale Prospectus, except where the failure to have such Company Governmental Licenses or to make such Company Governmental Filings would not, individually or in the aggregate, result in a Company Material Adverse Effect. All such Company Governmental Licenses and Company Governmental Filings are in full force and effect, except to the extent that any such failure to be in full force and effect would not result, singly or in the aggregate, in a Company Material Adverse Effect. The Company and the Significant Subsidiaries are in compliance with such Company Governmental Licenses and neither the Company nor any of the Significant Subsidiaries has received any notice of any inquiry, investigation or proceeding that would reasonably be expected to result in the suspension, revocation or limitation of any such Company Governmental Licenses or otherwise impose any limitation on the conduct of the business of the Company or any of the Significant Subsidiaries, except as set forth in the Time of Sale Prospectus or to the extent that any such failure to be in compliance, suspension, revocation or limitation would not, singly or in the aggregate, result in a Company Material Adverse Effect.

                  1.3.8 FILINGS AND REGULATORY APPROVALS. Other than as set forth or contemplated in the Time of Sale Prospectus, no filing with or approval, authorization, consent, license, registration, qualification, order or decree of any governmental authority or agency, is necessary or required for the issuance and sale of the Funding Agreement by the Company, except such as have been previously made, obtained or rendered, as applicable, and except such consents, approvals, authorizations, registrations, qualifications, orders or decrees as may be required under the 1933 Act or the 1939 Act or under state or foreign securities or blue sky laws or any rules or regulations of any securities exchange.

                  1.3.9 INVESTMENT COMPANY ACT. The Company is not, and upon the issuance and sale of the Notes as herein contemplated and the application of the net proceeds therefrom as described in the Time of Sale Prospectus will not be, required to register as an "investment company" within the meaning of the 1940 Act.

                  1.3.10 RATINGS. The Company's financial strength rating is Aa3 by Moody's and AA- by S&P, or such other rating as to which the Company shall have most recently notified the Agent(s) pursuant to Section
         2.3.5 hereof and set forth in the Omnibus Instrument. Except as otherwise disclosed to the Agent(s) no public announcement has been made by a Ratings Agency that it has under surveillance or review, with possible negative implications, its rating of the financial strength of the Company or has withdrawn its rating of the financial strength of the Company.

                  1.3.11 ABSENCE OF DEFAULT UNDER THE FUNDING AGREEMENT. To the Company's knowledge there exists no event or circumstance which does or may (with the passing of time, the giving of notice, the making of any determination or any combination thereof) be reasonably expected to constitute an event of default under any outstanding funding agreement issued in connection with the Registration Statement.

                  1.3.12 INCORPORATED DOCUMENTS. The documents incorporated or deemed to be incorporated by reference in the Time of Sale Prospectus, at the time they were or hereafter are filed with the Commission, complied and will comply in all material respects with the requirements of the 1934 Act and the 1934 Act Regulations.

                  1.3.13 INDEPENDENT ACCOUNTANTS. The accountants who certified the financial statements and any supporting schedules thereto included in the Registration Statement and the Time of Sale Prospectus are independent public accountants as required by the 1933 Act and the 1933 Act Regulations.

                  1.3.14 CONFORMITY OF ISSUANCE DOCUMENTS. The statements relating to the Issuance Documents contained in the Time of Sale Prospectus conform and will conform in all material respects to the Issuance

         Documents and the Issuance Documents are substantially in the form filed or incorporated by reference, as the case may be, as exhibits to the Registration Statement, to the extent so filed or incorporated by reference.


         1.3 Any certificate signed by the Administrator or any authorized officer of the Delaware Trustee and delivered to the Agent(s) or Sidley Austin LLP, as legal counsel to the Agent(s), or any other legal counsel selected by the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) to replace such previous legal counsel (the "AGENT APPROVED COUNSEL") in connection with the sale of Notes to the Agent(s) shall be deemed a representation and warranty by the Trust to such Agent(s) as to the matters covered thereby on the date of such certificate. Any certificate signed by any authorized officer of the Company and delivered to the Agent(s) or the Agent Approved Counsel in connection with the sale of Notes to the Agent(s) shall be deemed a representation and warranty by the Company to such Agent(s) as to the matters covered thereby on the date of such certificate.

                                   SECTION 2.

                     COVENANTS OF THE TRUST AND THE COMPANY

         2.1 COVENANTS OF THE TRUST AND THE COMPANY. In further consideration of the Agent's agreements herein contained, the Trust and the Company jointly and severally covenant and agree with each Agent as follows:

                  2.1.1 PREPARATION OF PRICING SUPPLEMENTS. The Trust and the Company will prepare a Pricing Supplement with respect to the Notes sold to the Agent(s) in a form previously agreed to by the Agent(s). The Trust and the Company will use their reasonable best efforts to deliver such Pricing Supplement no later than 11:00 a.m., New York City time, on the business day following the Time of Sale of such Notes and will file such Pricing Supplement pursuant to the applicable subparagraph of Rule 424(b) of the 1933 Act Regulations.

                  2.1.2 BLUE SKY QUALIFICATIONS. Subject to Section 3.9, below, the Trust and the Company shall take reasonable efforts to establish and maintain the qualification of the Notes for offer and sale under the securities blue sky laws of such jurisdictions as the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) shall reasonably request; PROVIDED, HOWEVER, that if either the Trust or the Company, in its reasonable judgment, determines that such qualification in a particular jurisdiction would cause an undue burden, its sole obligation is to so advise the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue); and PROVIDED FURTHER, HOWEVER, that the Trust and the Company shall not be obligated to file any general consent to service of process or to qualify as a foreign corporation or a dealer in securities in any jurisdiction in which it is not so qualified or to subject itself to taxation in respect of doing business in any jurisdiction in which it is not otherwise so subject.

                  2.1.3 LISTING. The Trust and the Company, with the assistance of the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue), shall use reasonable efforts to obtain and maintain approval for the listing of the Notes of at least one trust issued pursuant to the Registration Statement on a national securities exchange as defined in Section 18(a)(3)(B) of the 1933 Act until such time as none of the notes issued pursuant to the Registration Statement are outstanding.

                  2.1.4 DEPOSITORY TRUST COMPANY. The Trust and the Company shall assist the Agent(s) in arranging to cause the Notes to be eligible for settlement through the facilities of The Depository Trust Company.

                  2.1.5 SECURITY INTEREST. As required by the Indenture, the Trust pursuant to the Indenture, will create, in favor of the Indenture Trustee, for the benefit of the holders of the Notes, a first priority perfected security interest in the Collateral (as defined in the Indenture), under New York law or the law of such other applicable jurisdiction whose law governs such perfection, non-perfection or priority.

         2.2 COVENANTS OF THE TRUST. In further consideration of the Agent's agreements herein contained, the Trust covenants and agrees with each Agent as follows:

                  2.2.1 NOTICE OF AMENDMENT TO THE INDENTURE OR THE TRUST AGREEMENT. The Trust will give the Agent(s) at least seven (7) days' prior notice in writing of any proposed amendment to the Indenture or the Trust Agreement and, except in accordance with the applicable provisions of the Indenture or the Trust Agreement, not make or permit to become effective any amendment to the Indenture or the Trust Agreement.

                  2.2.2 AUTHORIZATION TO ACT ON BEHALF OF THE TRUST. The Trust will, from time to time, after receiving a written request from an Agent, deliver to the Agent(s) a certificate as to the names and signatures of those persons authorized to act on behalf of the Trust in relation to the Program if such information has changed.

                  2.2.3 USE OF PROCEEDS. The Trust will use the net proceeds received by it from the issuance and sale of the Notes in the manner specified in the Time of Sale Prospectus.

                  2.2.4 NOTICE OF MEETINGS. The Trust will furnish to the Agent(s), at the same time as it is dispatched, a copy of any notice of any meeting of the holders of Notes which is called to consider any matter which is material in the context of the Trust.

         2.3 COVENANTS OF THE COMPANY. In further consideration of the Agent's agreements herein contained, the Company covenants and agrees with each Agent as follows:

                  2.3.1 FILING OR USE OF AMENDMENTS. The Company will give the Agent(s) advance notice of their intention to file or prepare any additional registration statement with respect to the registration of additional notes to be issued pursuant to the Registration Statement, any amendment or supplement to the Registration Statement or any amendment or supplement to the prospectus included in the Registration Statement at the time it became effective or to the Prospectus or the Time of Sale Prospectus (other than an amendment or supplement thereto providing solely for the determination of the variable terms of the notes to be issued pursuant to the Registration Statement), whether pursuant to the 1933 Act the 1934 Act, or otherwise, will furnish to the Agent(s) copies of any such document a reasonable amount of time prior to such proposed filing or use, as the case may be, and will afford the Agent Approved Counsel a reasonable opportunity to comment on any such proposed filing prior to such proposed filing.

                  2.3.2 DELIVERY OF THE REGISTRATION STATEMENT. The Company will furnish to the Agent(s) and Agent Approved Counsel, without charge, one conformed copy of the Registration Statement as originally filed and of each amendment thereto (including exhibits filed therewith or incorporated by reference therein and documents incorporated or deemed to be incorporated by reference therein) and copies of all consents and certificates of experts. The Registration Statement and each amendment thereto furnished to an Agent will be identical in all material respects to any electronically transmitted copies thereof filed with the Commission pursuant to EDGAR, except to the extent permitted by Regulation S-T.

                  2.3.3 DELIVERY OF THE PROSPECTUS AND THE TIME OF SALE PROSPECTUS. The Company will deliver to each Agent, without charge, as many copies of any Preliminary Prospectus as such Agent may reasonably request, and the Company hereby consents to the use of such copies for purposes permitted by the 1933 Act. The Company will furnish to each Agent, without charge, such number of copies of the Time of Sale Prospectus (as amended or supplemented) as such Agent may reasonably request. It is hereby acknowledged that the Company intends to rely on the provisions of Rule 172 of the 1933 Act Regulations with respect to delivery of the Prospectus. The Company will furnish to each Agent, without charge, such number of copies of the Prospectus (as amended or supplemented) as such Agent may reasonably request to meet its obligations under the 1933 Act and the 1933 Act Regulations. The Prospectus and any amendments or supplements thereto furnished to such Agent will be identical in all material respects to any electronically transmitted copies thereof filed with the Commission pursuant to EDGAR, except to the extent permitted by Regulation S-T.

                  2.3.4 REVISIONS OF PROSPECTUS; MATERIAL CHANGES. If at any time when the delivery of the Prospectus shall be required by law in connection with the sale of the Notes, in the opinion of Agent Approved Counsel, counsel for the Company or counsel for the Trust, either (A) any event shall have occurred as a result of which the Registration Statement or the Prospectus, as then amended or supplemented, would include any untrue statement of a material fact, or omit to state any material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading or (B) for any other reason it shall be necessary to amend or supplement the Registration Statement or the Prospectus, as then amended or supplemented, in order to comply with the 1933 Act or the 1933 Act Regulations, as applicable, the Company will (1) notify the Agent(s) to suspend the solicitation of offers to purchase Notes and if notified by the Company, the Agent(s) shall forthwith suspend such solicitation and cease using the Prospectus as then amended or supplemented and (2) promptly prepare and file with the Commission such amendment or supplement to the Registration Statement or the Prospectus which will correct such statement or omission or effect such compliance and will provide to the Agent(s) without charge a reasonable number of copies thereof, which the Agent(s) shall use thereafter.

                  2.3.5 NOTICE OF CERTAIN EVENTS. The Company will notify the Agent(s) promptly (but in no event later than one business day), and confirm such notice in writing, as applicable, of (A) with respect to its filings with the Commission under the 1934 Act, (i) the effectiveness of any post-effective amendment to the Registration Statement or the filing of any amendment or supplement to the Prospectus (other than any amendment or supplement thereto providing solely for the determination of the variable terms of notes offered pursuant to the Registration Statement), (ii) the receipt of any comments from the Commission during the period commencing on and including the Time of Sale continuing to and including the Settlement Date, with respect to the Registration Statement, the Prospectus or the Time of Sale Prospectus, (iii) any request by the Commission for any amendments to such filings or for additional information, (iv) the issuance by the Commission or any state of any stop order or trading suspension which suspends the effectiveness of such filings, or of the initiation of any proceedings for that purpose or (v) any action whereby the Company becomes the subject of a proceeding under Section 8A of the 1933 Act or any proceeding in connection with the offering of the Notes or (B) any change in the rating assigned by any Ratings Agency to any debt securities or financial strength of the Company, the Program, the Notes or any notes offered pursuant to the Registration Statement or the withdrawal by any Ratings Agency of its rating of any debt securities or the financial strength of the Company, the Program, the Notes or any notes offered pursuant to the Registration Statement. The Company will use reasonable best efforts to prevent the issuance of any stop order and, if any stop order is issued, to obtain the lifting thereof unless, in the reasonable judgment of the Company, such effort is not warranted.

                  2.3.6 OUTSTANDING AGGREGATE PRINCIPAL AMOUNT OF NOTES. The Company will promptly (but in no event later than one business day), upon request by an Agent, notify such Agent of the aggregate principal amount of notes issued pursuant to the Registration Statement from time to time outstanding under the Program in their currency of denomination and (if so requested) expressed in United States dollars. For the purpose of determining the aggregate principal amount of such notes outstanding (A) the principal amount of notes issued pursuant to the Registration Statement, denominated in a currency other than United States dollars shall be converted into United States dollars using the spot rate of exchange for the purchase of the relevant currency against payment of United States dollars being quoted by the Paying Agent (as defined in the Indenture) on the date on which the relevant notes issued pursuant to the Registration Statement were initially offered,
         (B) any notes issued pursuant to the Registration Statement which provide for an amount less than the principal amount thereof to be due and payable upon redemption following an Event of Default as defined in the Indenture in respect of such notes, shall have a principal amount equal to their redemption amount, (C) any zero coupon (and any other notes issued pursuant to the Registration Statement issued at a discount or premium) shall have a principal amount equal to their price to the public and (D) the currency in which any notes issued pursuant to the Registration Statement are payable, if different from the currency of their denomination, shall be disregarded.

                  2.3.7 EARNINGS STATEMENT. The Company will file such reports pursuant to the 1934 Act and the 1934 Act Regulations, as are necessary in order to make generally available to its security holders as soon as practicable an earning statement within the meaning of Rule 158 under the 1933 Act Regulations for the purposes of, and to provide the benefits contemplated by the last paragraph of Section 11(a) of the 1933 Act.

                  2.3.8 1933 ACT AND 1934 ACT REPORTING REQUIREMENTS. The Company, during the Offering Period, will file all documents required to be filed with the Commission pursuant to the 1933 Act and the 1934 Act within the time periods prescribed by the 1933 Act and the 1933 Act Regulations and the 1934 Act and the 1934 Act Regulations, respectively.

                  2.3.9 AUTHORIZATION TO ACT ON BEHALF OF THE COMPANY. The Company will, from time to time, after receiving a written request from an Agent, deliver to the Agent(s) a certificate as to the names and signatures of those persons authorized to act on behalf of the Company in relation to the Program if such information has changed.

                  2.3.10 USE OF PROCEEDS. The Company will use the net proceeds received by it from the issuance and sale of the Funding Agreement in the manner specified in the Time of Sale Prospectus.

                  2.3.11 RESTRICTIONS ON ISSUANCE OF FUNDING AGREEMENTS. The Company shall not issue or agree to issue, during the period commencing on the date of the Distribution Agreement and continuing to and including the Settlement Date with respect to the Notes, any funding agreement or similar agreement for the purpose of supporting the issuance by a special purpose entity of securities denominated in the same currency or substantially similar to the Notes, in each case, without the prior written consent of the Agent(s).

                  2.3.12 REVISIONS OF TIME OF SALE PROSPECTUS. If any event shall occur or condition shall exist as a result of which it is necessary, in the opinion of Agent Approved Counsel, counsel for the Company or counsel for the Trust, to amend or supplement the Time of Sale Prospectus being used to solicit offers to buy Notes in writing in order that such Time of Sale Prospectus will not include an untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, or if it shall be necessary, in the opinion of such counsel, to amend or supplement such Time of Sale Prospectus in order to comply with the requirements of the 1933 Act or the 1933 Act Regulations, the Company shall give immediate notice, confirmed in writing, to each of the applicable Agents, and the Company will promptly prepare and, if applicable, file with the Commission, subject to Section 2.3.1 hereof, such amendment or supplement as may be necessary to correct such statement or omission or to make such Time of Sale Prospectus comply with such requirements and the Company will furnish to the applicable Agents, without charge, such number of copies of such amendment or supplement as the applicable Agents may reasonably request.

         2.4 SUSPENSION OF CERTAIN OBLIGATIONS. After the completion of the distribution of Notes by the Agent(s), the Company and the Trust, as applicable, shall not be required to comply with the provisions of Section 2.3.3, Section
2.3.4 or Section 2.3.5.

                                   SECTION 3.

                    APPOINTMENT OF AGENTS; PURCHASES OF NOTES

         3.1 APPOINTMENT. Subject to the terms and conditions stated herein, the Trust and Company hereby agree that the Notes will be sold to the Agent(s) as principal pursuant to the terms of the Distribution Agreement. The Trust and the Company agree that, other than the Purchasing Agent pursuant to Section 3.5 hereof, each will not appoint any other agents, dealers or underwriters in connection with the placement of the Notes.

         3.2 ARM'S-LENGTH TRANSACTION. Each of the Company and the Trust acknowledge and agree that (i) the purchase and sale of Notes pursuant to the Distribution Agreement, including the determination of the public offering price of the Notes and any related discounts and commissions, is an arm's-length commercial transaction between each of the Company and the Trust, on the one hand, and the Purchasing Agent and/or Agent(s), on the other hand, (ii) in connection with the offering contemplated hereby and the process leading to such transaction the Purchasing Agent and each Agent is and has been acting solely as a principal and is not the agent or fiduciary of the Company, the Trust or any of their respective employees, (iii) neither the Purchasing Agent, nor any Agent has assumed or will assume an advisory or fiduciary responsibility in favor of the Company or the Trust with respect to the offering contemplated hereby or the process leading thereto (irrespective of whether such Purchasing Agent or Agent has advised or is currently advising the Company or the Trust on other matters) and neither the Purchasing Agent nor any Agent has any obligation to the Company or the Trust with respect to any offering contemplated hereby except the obligations expressly set forth in the Distribution Agreement or the Omnibus Instrument, (iv) the Purchasing Agent, the Agent(s) and their respective affiliates may be engaged in a broad range of transactions that involve interests that differ from those of the Company and the Trust, and (v) the Purchasing Agent and the Agent(s) have not provided any legal, accounting, regulatory or tax advice with respect to any offering contemplated hereby and the Company and the Trust have consulted their own legal, accounting, regulatory and tax advisors to the extent they deemed appropriate.

         3.3 RETAIL NOTES. In connection with the issuance of notes described in the prospectus supplement for the Hartford Life Global Funding IncomeNotes(sm) program (the "RETAIL NOTES") as amended and supplemented and included in the Registration Statement, such Retail Notes shall be issued and sold only to the Purchasing Agent, as principal. All issuances and sales of Retail Notes to the Purchasing Agent shall be subject to the terms of the Distribution Agreement, unless the Trust, the Company and the Purchasing Agent otherwise agree in writing.

         3.4 INSTITUTIONAL NOTES. In connection with the issuance of notes described in the prospectus supplement for the Hartford Life Global Funding Secured Medium-Term Note program (the "INSTITUTIONAL NOTES"), as amended and supplemented and included in the Registration Statement, nothing in the Distribution Agreement shall be construed to limit or restrict the ability of the Trust to issue and sell Institutional Notes directly to any Agent or to any other underwriter pursuant to a distribution agreement other than the Distribution Agreement; PROVIDED, that the terms of such other distribution agreement shall be no more favorable to such underwriter than the Distribution Agreement.

         3.5 PURCHASES AS PRINCIPAL. The sale of the Notes to an Agent shall be made in accordance with the terms of the Distribution Agreement. The agreement of the Agent(s) to purchase Notes shall be deemed to have been made on the basis of the representations, warranties, covenants and agreements of the Trust and the Company herein contained and shall be subject to the terms and conditions herein set forth. In connection with the resale of the Notes purchased, without the consent of the Trust and Company, Agents are not authorized to appoint sub-agents or to engage the service of any other broker or dealer; PROVIDED, HOWEVER, that in connection with the resale of the Retail Notes, the Purchasing Agent may appoint any sub-agent or engage the service of any other broker or dealer without the consent of the Trust or the Company, so long as any such broker or dealer engaged has entered into a Master Selected Dealer Agreement substantially in the form attached hereto as Exhibit A.

         3.6 PURCHASES AT DISCOUNT. Unless otherwise specified in the Distribution Agreement, each purchase of Retail Notes by the Purchasing Agent shall be at a discount from the principal amount of each such Retail Note equivalent to the applicable percentage set forth in Schedule 1 hereto. Unless otherwise specified in the Distribution Agreement, each purchase of Institutional Notes by any Agent shall be at a discount from the principal amount of each such Institutional Note equivalent to the applicable percentage set forth in Schedule 2 hereto.

         3.7 ACTION BY TRUST OR COMPANY. The Agent(s) are aware that other than registering the Notes under the 1933 Act, the filing of required reports under the 1934 Act and the actions required pursuant to Section 2.1.3, no action has been or will be taken by the Trust or the Company that would permit the offer or sale of the Notes or the possession or distribution of the Prospectus or any other offering material relating to the Notes in any jurisdiction where action for that purpose is required.

         3.8 AGGREGATE OFFERING LIMITATION. The Company shall not issue funding agreements to trusts organized under the Program to support the issuance of notes with an aggregate initial offering price in excess of the aggregate initial offering price of notes registered pursuant to the Registration Statement. The Agent(s) shall have no responsibility for maintaining records with respect to the aggregate initial offering price of notes sold, and of otherwise monitoring the availability of notes for sale, under the Registration Statement.

         3.9 ACKNOWLEDGEMENT. The Company, the Trust and each Agent acknowledge that they understand that (A) the form of the Funding Agreement has only been filed and approved by the Insurance Departments in the State of Connecticut and the State of Delaware, (B) the Notes have not been registered as securities under any state's securities laws, in reliance on the exemption set forth in
Section 18 of the 1933 Act, and if the Trust, the Company or any Agent learns of any action by any state's insurance or securities regulatory body (or of any change in state insurance laws or regulations) which creates a material risk that the sale of Notes in such state may violate the insurance or securities laws of such state, the Trust or the Company shall advise Agents of such risks and may direct the Agent(s) to cease all sales of Notes in the affected states and, absent such direction, any Agent may elect to cease sales of Notes in any or all affected states, PROVIDED, that such Agent shall notify the Company and the Trust of such election, and (C) the Company and the Trust instruct the Agent(s) to solicit offers to purchase Notes only as permitted or contemplated in the Prospectus or in the Distribution Agreement and as permitted by the 1933 Act and the applicable securities laws or regulations of any jurisdiction.

         3.10 ADMINISTRATIVE PROCEDURES. Administrative procedural details relating to the issuance and delivery of the Notes, and related matters, may be set forth in written administrative procedures (the "ADMINISTRATIVE PROCEDURES") agreed to and accepted by the parties to the Issuance Documents. If previously so agreed to and accepted, such Administrative Procedures shall apply to the transactions contemplated hereunder and shall serve to define the administrative agreements of the parties. Notwithstanding the foregoing, if the terms of the Administrative Procedures conflict in any manner with the terms of any Issuance Document, as to such conflicting term, the relevant Issuance Document shall govern.

         3.11 MISCELLANEOUS. For purposes of the Distribution Agreement (other than Section 3.2 and Section 3.3), all references to Notes shall be deemed to include the Retail Notes and the Institutional Notes.


                                   SECTION 4.

                            FREE WRITING PROSPECTUSES

         4.1 FINAL TERM SHEET. (A) The Company covenants and agrees to (1) review and (subject to such changes deemed appropriate by the Company and the Agent(s)) approve, at the reasonable request of the Agent(s) in connection with the offer and sale of Institutional Notes, a final term sheet prepared by the Agent(s) (as so approved, the "FINAL TERM SHEET") reflecting the final terms of such Notes, and (2) file such Final Term Sheet pursuant to Rule 433 of the 1933 Act Regulations and (B) if the Notes are Institutional Notes, the Agent(s) covenant and agree to convey the Final Term Sheet to the purchasers of such Institutional Notes prior to the Time of Sale.

         4.2 DELIVERY AND USE OF FREE WRITING PROSPECTUSES BY AGENTS. In connection with the offer and sale of the Notes, each Agent covenants and agrees that, except as otherwise provided in the Distribution Agreement, it will furnish the Company with each proposed Free Writing Prospectus, other than a Free Writing Prospectus including only information set forth in a Final Term Sheet filed pursuant to Rule 433 of the 1933 Act Regulations, that (i) is required to be filed pursuant to Rule 433(d) of the 1933 Act Regulations or (ii) is or will be a part of the Time of Sale Prospectus relating to or to be used in connection with the offer and sale of the Notes to be prepared by or on behalf of such Agent before its first use and will not use any such Free Writing Prospectus to which the Company objects. It is understood that an Agent's obligation to furnish any such form shall be deemed satisfied if another Agent has so furnished such form. Each Agent covenants and agrees that it will use a Free Writing Prospectus prepared by or on behalf of such Agent only if such Free Writing Prospectus complies with the requirements of the 1933 Act and the 1933 Act Regulations.

         4.3 FREE WRITING PROSPECTUSES OF THE COMPANY AND THE TRUST. In connection with the offer and sale of the Notes, each of the Company and the Trust represents, warrants, covenants and agrees that, without the prior consent of the Agent(s), it has not made and will not make any offer relating to the Notes or the related Funding Agreement that would constitute a Free Writing Prospectus required to be filed pursuant to Rule 433 of the 1933 Act Regulations except for any Final Term Sheet or as identified to the

Agents in writing; PROVIDED that to the extent that no Agent is involved in an offer and sale of any Series of Notes, no such prior consent shall be required.

         4.4 DISTRIBUTION OF FREE WRITING PROSPECTUSES. Each Agent covenants and agrees that it will not distribute any Free Writing Prospectus used or referred to by such Agent in a manner reasonably designed to lead to its broad unrestricted dissemination; provided, that such covenant and agreement shall not apply to any such Free Writing Prospectus forming part of the Time of Sale Prospectus or any such Free Writing Prospectus approved by the Company for broad unrestricted dissemination.

         4.5 NO CONFLICTING INFORMATION. In connection with the offer and sale of the Notes, any Free Writing Prospectus (i) that is required to be filed pursuant to Rule 433(d) of the 1933 Act Regulations (including any Final Term Sheet), (ii) that is or will be a part of the Time of Sale Prospectus relating to or to be used in connection with such offer and sale of the Notes or (iii) the use of which has been consented to by the applicable Agent(s) pursuant to
Section 4.3 hereof is referred to herein as a "PERMITTED FREE WRITING PROSPECTUS". Each of the Company and the Trust represents, warrants, covenants and agrees that each Permitted Free Writing Prospectus, as of its first date of use and at all subsequent times through the completion of the public offer and sale of the Notes or until any earlier date that the issuer of such Permitted Free Writing Prospectus notified or gives notice to the Agent(s) in accordance with Section 4.6 hereof, did not and does not include any information that conflicted or conflicts with the information contained in the Registration Statement, the applicable Time of Sale Prospectus or the Prospectus; provided, however, that no representation, warranty, covenant or agreement is made with respect to information contained in or omissions from such Permitted Free Writing Prospectus based upon and in conformity with written information furnished to the Company by the applicable Agent(s) specifically for use therein. Each Agent represents, warrants, covenants and agrees that it shall not prepare and disseminate any Free Writing Prospectus that contains information that conflicts with the information contained in the Registration Statement, the applicable Time of Sale Prospectus or the applicable Prospectus.

         4.6 FURTHER ASSURANCES. Each of the Company and the Trust covenants and agrees that if at any time following issuance of a Permitted Free Writing Prospectus any event or development occurred or occurs as a result of which such Permitted Free Writing Prospectus conflicted or conflicts with the information in the Registration Statement, any applicable Time of Sale Prospectus or the Prospectus or included or includes an untrue statement of a material fact or omitted or omits to state any material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, the Company will give prompt notice thereof to the Agent(s) and, if requested by the Agent(s), will prepare and furnish without charge to each Agent a Permitted Free Writing Prospectus or other document that will correct such conflict, statement or omission. In the event that such conflict, misstatement or omission is based upon and in conformity with written information furnished to the Company by the applicable Agent(s) specifically for use therein, the applicable Agent(s) shall use reasonable best efforts to assist the Company in updating such previously furnished written information.

         4.7 COPIES. The Company will deliver to each Agent, without charge, such number of copies of each Free Writing Prospectus prepared by or on behalf of or used or referred to by the Company as each such Agent may reasonably request. To the extent applicable, each such document furnished to the Agent(s) will be identical to any electronically transmitted copies thereof filed with the Commission pursuant to EDGAR, except to the extent permitted by Regulation S-T.

                                   SECTION 5.

                        CONDITIONS OF AGENT'S OBLIGATIONS


         Each Agent's obligations hereunder are subject to the following conditions:

         5.1 OPINIONS. On the Settlement Date for the first notes issued under the Program (the "Initial Settlement Date") and, if applicable, on the first Settlement Date following each anniversary of the Initial Settlement Date, except as otherwise indicated in the Distribution Agreement or otherwise agreed among the Company, the Trust and the Agent(s), the Company and the Trust shall have made available to the Agent(s) or the Agent(s) shall have received the following legal opinions, dated as of such Settlement Date and in form and substance satisfactory to the Agent(s) (which shall be the bookrunning lead manager(s) in the case of a syndicated issue):

                  5.1.1 OPINION OF INTERNAL COUNSEL FOR THE COMPANY. The opinion of Internal Counsel for the Company to the effect set forth in Exhibit B hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.2 OPINION OF COUNSEL FOR THE COMPANY CONCERNING CERTAIN CONNECTICUT INSOLVENCY MATTERS. The opinion of Robinson & Cole LLP, Connecticut counsel for the Company or other external counsel reasonably satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) to the effect set forth in Exhibit C hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.3 OPINION OF AGENT APPROVED COUNSEL CONCERNING CERTAIN FEDERAL SECURITIES MATTERS. The opinion of Agent Approved Counsel to the effect set forth in Exhibit D hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.4 OPINION OF AGENT APPROVED COUNSEL CONCERNING CERTAIN NEW YORK LAW MATTERS. The opinion of Agent Approved Counsel to the effect set forth in Exhibit E hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.5 OPINION OF AGENT APPROVED COUNSEL CONCERNING CERTAIN NEW YORK SECURITY INTEREST MATTERS. The opinion of Agent Approved Counsel to the effect set forth in Exhibit F hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.6 OPINION OF AGENT APPROVED COUNSEL CONCERNING CERTAIN TAX MATTERS. The opinion of Agent Approved Counsel to the effect set forth in Exhibit G hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.7 MEMORANDUM OF AGENT APPROVED COUNSEL CONCERNING CERTAIN INSURANCE MATTERS. The memorandum of Agent Approved Counsel to the effect set forth in Exhibit H hereto and to such further effect as the Agent(s) may reasonably request; PROVIDED, that this memorandum shall only be issued on September 9, 2004;

                  5.1.8 OPINION OF AGENT APPROVED COUNSEL CONCERNING CERTAIN INSURANCE MATTERS. The opinion of Agent Approved Counsel to the effect set forth in Exhibit I hereto and to such further effect as the Agent(s) may reasonably request; PROVIDED, that this opinion shall only be issued on September 9, 2004;

                  5.1.9 OPINION OF COUNSEL FOR THE TRUST. The opinion of Richards, Layton & Finger P.A. or other external counsel reasonably satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue), as counsel for the Trust, to the effect set forth in Exhibit J hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.10 OPINION OF COUNSEL FOR THE DELAWARE TRUSTEE. The opinion of Richards, Layton & Finger P.A. or other external counsel reasonably satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue), as counsel for the Delaware Trustee, to the effect set forth in Exhibit K hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.11 OPINION OF COUNSEL FOR THE TRUST CONCERNING DELAWARE SECURITY INTEREST MATTERS. The opinion of Richards, Layton & Finger P.A. or other external counsel reasonably satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue), as counsel for the Delaware Trustee, to the effect set forth in Exhibit L hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.12 OPINION OF COUNSEL FOR THE ADMINISTRATOR. The opinion of Tannenbaum Helpern Syracuse & Hirschtritt LLP or other external counsel reasonably satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue), as counsel for the Administrator, to the effect set forth in Exhibit M hereto and to such further effect as the Agent(s) may reasonably request;

                  5.1.13 OPINION OF COUNSEL FOR THE INDENTURE TRUSTEE. The opinion of Cravath, Swaine & Moore LLP or other external counsel reasonably satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue), as counsel for the Indenture Trustee, to the effect set forth in Exhibit N hereto and to such further effect as the Agent(s) may reasonably request.

         5.2 NEGATIVE ASSURANCES. On the Initial Settlement Date, on each date preceding the Settlement Date specified in Section 6.3 hereof, if applicable, or, in the case of an issuance of Institutional Notes, upon the request of the Agent(s) (which shall be the bookrunning lead manager(s) in the case of a syndicated issue) on the Settlement Date, unless otherwise agreed, the Agent(s) shall have received the following negative assurances, dated as of the date thereof and in form and substance satisfactory to the Agent(s) (which shall be the bookrunning lead manager(s) in the case of a syndicated issue and the Purchasing Agent in the case of an issue of Retail Notes):

                  5.2.1 NEGATIVE ASSURANCE OF COMPANY APPROVED COUNSEL. The negative assurance letter of Company Approved Counsel (as defined below) to the effect set forth in Exhibit O hereto; and

                  5.2.2 NEGATIVE ASSURANCE OF AGENT APPROVED COUNSEL. The negative assurance letter of Agent Approved Counsel to the effect set forth in Exhibit P hereto.

         5.3 COMPANY CERTIFICATE. Unless otherwise agreed, on the Settlement Date the Agent(s) shall have received a certificate of a vice president of the Company with responsibility for the funding agreement business dated as of the date thereof to the effect that (A) to the best of such vice president's knowledge, there has been no material adverse change in the condition, financial or otherwise, of the Company and its subsidiaries considered as one enterprise, whether or not arising in the ordinary course of business, (B) the representations and warranties of the Company herein contained are true and correct with the same force and effect as though expressly made at and as of the date of such certificate, (C) the Company has complied with all agreements and satisfied all conditions on its part to be performed or satisfied at or prior to the date of such certificate (except to the extent that such non-compliance has no material effect on the Company's ability to perform the transactions contemplated by the Distribution Agreement and the Time of Sale Prospectus) and
(D) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted, are pending or, to the best of such person's knowledge, are threatened by the Commission.

         5.4 TRUST CERTIFICATE. Unless otherwise agreed, on the Settlement Date the Agent(s) shall have received a certificate of an officer of the Administrator dated as of the date thereof to the effect that (A) to the best of such officer's knowledge, there has been no material adverse change in the condition, financial or otherwise, of the Trust, whether or not arising in the ordinary course of business, (B) the representations and warranties of the Trust herein contained are true and correct with the same force and effect as though expressly made at and as of the date of such certificate, (C) the Trust has complied with all agreements and satisfied all conditions on its part to be performed or satisfied at or prior to the date of such certificate (except to the extent that such non-compliance has no material effect on the Trust's ability to perform the transactions contemplated by the Distribution Agreement and the Time of Sale Prospectus) and (D) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted, are pending or, to the best of such person's knowledge, are threatened by the Commission.

         5.5 COMFORT LETTER. On the Initial Settlement Date, on each date preceding the Settlement Date specified in Section 6.4 hereof, if applicable, or, in the case of an issuance of Institutional Notes, upon the request of the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) on the Settlement Date, unless otherwise agreed, the Agent(s) shall have received a letter from Deloitte & Touche or its successor, as accountants to the Company (the "ACCOUNTANTS"), dated as of the date thereof and in form and substance satisfactory to the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) to the effect set forth in Exhibit Q hereto.

         5.6 CONDITIONS TO PURCHASE. The obligations of the Agent(s) to purchase Notes as principal under the Distribution Agreement are further subject to the conditions (A) of the accuracy of the representations and warranties, as of the date on which such representations and warranties were made or deemed to be made pursuant to Section 1 on the part of the Company and Trust, herein contained or contained in any certificate of an officer or trustee of the Company or Trust, respectively, delivered pursuant to the provisions hereof and the performance and observance by each of the Trust and the Company of its covenants and other obligations hereunder and (B) that the Registration Statement has become effective under the 1933 Act and no stop order suspending the effectiveness of the Registration Statement shall have been issued under the 1933 Act or by any state, and no proceedings for such purpose shall have been instituted or shall be pending or, to the knowledge of the Company or the Trust, threatened by the Commission or any state and any request on the part of the Commission or any state for additional information shall have been complied with to the reasonable satisfaction of counsel to the Agent(s).

         5.7 NECESSARY DOCUMENTS. Each time the Registration Statement, the Prospectus, the Institutional Prospectus or the IncomeNotes(sm) Prospectus shall be amended or supplemented (other than by a pricing supplement) by the filing of a post-effective amendment with the Commission, including the filing by the Company of a Form 10-K or Form 10-Q under the Exchange Act, or, if so agreed in the Distribution Agreement, the Company shall furnish Agent Approved Counsel with such documents and opinions as may reasonably be required for the purpose of enabling such Agent Approved Counsel to pass upon the issuance and sale of Notes as herein contemplated, or in order to evidence the accuracy and completeness of any of the representations and warranties, or the fulfillment of any of the conditions, contained herein; and all proceedings taken by the Company and the Trust in connection with the issuance and sale of Notes as herein contemplated shall be reasonably satisfactory in form and substance to the Agent(s) and Agent Approved Counsel.

         5.8 FAILURE TO SATISFY CONDITIONS. If any condition specified in this
Section 5 shall not have been fulfilled when and as required to be fulfilled, the Distribution Agreement may be terminated by any Agent (as to itself only) by notice to the Company and the Trust at any time and any such termination shall be without liability of any party to any other party except as provided in
Section 12 hereof and except that Section 7, Section 8.2, Section 10 and Section 11 hereof shall survive any such termination and remain in full force and effect.

                                   SECTION 6.

           REGISTRATION STATEMENT AMENDMENTS; COMPANY PERIODIC REPORTS

         6.1 AFFIRMATION OF REPRESENTATIONS AND WARRANTIES. The execution of the Distribution Agreement and the delivery of the Notes to an Agent shall be deemed to be an affirmation that the representations and warranties of the Trust and the Company made to the Agent(s) and in any certificate theretofore delivered pursuant hereto are true and correct at the time of such acceptance or sale, as the case may be, and an undertaking that such representations and warranties will be true and correct at the time of delivery to the Agent(s) of the Notes relating to such acceptance or sale as though made at and as of each such time (and it is understood that such representations and warranties shall relate to the Registration Statement, the Prospectus and the Time of Sale Prospectus as amended and supplemented to each such time).

         6.2 SUBSEQUENT DELIVERY OF COMPANY CERTIFICATE AND TRUST CERTIFICATE. In the event that:

                  6.2.1 the Registration Statement, the Institutional Prospectus or the IncomeNotes(sm) Prospectus has been amended or supplemented (other than (a) by an amendment or supplement providing solely for the determination of the variable terms of the notes issued pursuant to the Registration Statement or (b) in connection with the filing of any report under Section 13 or 15(d) of the 1934 Act) (each, a "REGISTRATION STATEMENT AMENDMENT"), or

                  6.2.2 the Company has filed, pursuant to the 1934 Act, its quarterly report on Form 10-Q or annual report on Form 10-K, as the case may be (each, a "COMPANY PERIODIC REPORT"),

         then each of the Company and the Trust shall furnish or cause to be furnished to the Agent(s) promptly upon such Registration Statement Amendment or Company Periodic Report, as applicable, a certificate dated the date of filing or effectiveness of the Registration Statement Amendment, as applicable, or the date of the Company Periodic Report, as the case may be, in a form reasonably satisfactory to the Agent(s) to the effect that the statements contained in the certificates respectively referred to in Section 5.2 and Section 5.3 hereof which were last furnished to the Agent(s) are true and correct in all material respects at the date of filing or effectiveness of the Registration Statement Amendment, as applicable, or the date of the Company Periodic Report, as the case may be, as though made at and as of such date or, in lieu of such certificate, a certificate of substantially the same tenor as the certificates referred to in Section 5.2 and Section 5.3 hereof, modified as necessary to relate to the Registration Statement Amendment or Company Periodic Report to the date of delivery of such certificate.

         6.3 SUBSEQUENT DELIVERY OF NEGATIVE ASSURANCES. In the event of:

                  6.3.1 a Registration Statement Amendment, or

                  6.3.2 a Company Periodic Report,

then the Company and the Trust shall furnish or cause to be furnished to the Agent(s), promptly upon such Registration Statement Amendment or Company Periodic Report, as the case may be, the negative assurance of external counsel selected by the Company and reasonably satisfactory to the Agent(s) or internal legal counsel to the Company which shall be at least an Associate Counsel to the Company (in either case, the "COMPANY APPROVED COUNSEL") and the negative assurance of Agent Approved Counsel, each dated the date of filing or effectiveness of such Registration Statement Amendment, as applicable, or the date of the Company Periodic Report, as the case may be, in form and substance satisfactory to the Agent(s), of substantially the same tenor as the negative assurances referred to in Section 5.2.1 and Section 5.2.2 hereof, respectively, but modified, as necessary, to relate to the Registration Statement and the Prospectus as amended and supplemented to the time of delivery of such negative assurance or, in lieu of such negative assurance, counsel last furnishing such negative assurance to the Agent(s) shall furnish such Agent(s) with a letter substantially to the effect that the Agent(s) may rely on such last negative assurance to the same extent as though it was dated the date of such letter authorizing reliance (except that statements in such last negative assurance shall be deemed to relate to the Registration Statement and the Prospectus as amended and supplemented to the time of delivery of such letter authorizing reliance).

         6.4 SUBSEQUENT DELIVERY OF COMFORT LETTER. In the event of:

                  6.4.1 a Registration Statement Amendment, or

                  6.4.2 a Company Periodic Report,

then the Company shall cause the Accountants forthwith to furnish to the Agent(s), promptly upon such Registration Statement Amendment or Company Periodic Report, as the case may be, a letter, dated the date of filing or effectiveness of such Registration

Statement Amendment, as applicable, or the date of the Company Periodic Report, as the case may be, in form reasonably satisfactory to the Agent(s), of substantially the same tenor as the letter referred to in Section 5.5 hereof but modified to relate to the Registration Statement and Prospectus as amended and supplemented to the date of such letter; PROVIDED HOWEVER, that if the Registration Statement or Prospectus is amended or supplemented solely to include unaudited financial information as of and for a fiscal quarter, the Accountants may limit the scope of such letter to the unaudited financial statements included in such amendment or supplement.

                                   SECTION 7.

                        INDEMNIFICATION AND CONTRIBUTION

         7.1 The Company agrees to indemnify and hold harmless each Agent, its officers and directors and each person, if any, who controls such Agent within the meaning of Section 15 of the 1933 Act against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of an untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or any amendment thereto) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading, or arising out of an untrue statement or alleged untrue statement of a material fact included in any preliminary prospectus, the Time of Sale Prospectus, the Prospectus (or any amendment or supplement thereto) or any Permitted Free Writing Prospectus or the omission or alleged omission therefrom of a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading; PROVIDED, HOWEVER, that this indemnity does not apply to
(i) any loss, liability, claim, damage or expense to the extent arising out of an untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished to the Company or Trust in writing by such Agent expressly for use in the Registration Statement (or any amendment thereto) or any preliminary prospectus, the Time of Sale Prospectus or the Prospectus (or any amendment or supplement thereto) or any Permitted Free Writing Prospectus, or (ii) any loss, liability, claim, damage or expense arising out of any statements in or omissions from that part of the Registration Statement which constitutes the Statements of Eligibility (Form T-1) under the 1939 Act of the Indenture Trustee.

         7.2 Each Agent agrees, severally but not jointly, to indemnify and hold harmless the Company, the Trust and each of their respective directors, officers and trustees (if applicable) that signed the Registration Statement and each person, if any, who controls the Company or Trust within the meaning of Section 15 of the 1933 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in Section 7.1 hereof, as incurred, but only with respect to untrue statements or omissions, or alleged untrue statements or omissions, made in the Registration Statement (or any amendment thereto) or any Permitted Free Writing Prospectus or any preliminary prospectus, the Time of Sale Prospectus or the Prospectus (or any amendment or supplement thereto) in reliance upon and in conformity with information furnished to the Company or the Trust in writing by such Agent expressly for use in the Registration Statement (or any amendment thereto) or such preliminary prospectus, such Time of Sale Prospectus or the Prospectus (or any amendment or supplement thereto) or any such Permitted Free Writing Prospectus.

         7.3 Each indemnified party shall give notice as promptly as reasonably practicable to each indemnifying party of any action commenced against it in respect of which indemnity may be sought hereunder, but failure to so notify an indemnifying party shall not relieve such indemnifying party from any liability hereunder to the extent it is not materially prejudiced as a result thereof and in any event shall not relieve it from any liability which it may have otherwise than on account of this indemnity agreement. In the case of parties indemnified pursuant to Section 7.1 hereof, counsel to the indemnified parties shall be selected by the Company and, in the case of parties indemnified pursuant to
Section 7.2 hereof, counsel to the indemnified parties shall be selected by the Agent(s). Counsel to the indemnifying party may, with the consent of the indemnified party, also be counsel to the indemnified party. In no event shall the indemnifying parties be liable for fees and expenses of more than one counsel (in addition to any local counsel) separate from their own counsel for all indemnified parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances.

         No indemnifying party shall, without the prior written consent of the indemnified parties, which consent shall not be unreasonably withheld, settle or compromise or consent to the entry of any judgment with respect to any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever in respect of which indemnification or contribution could be sought under this Section 7 (whether or not the indemnified parties are actual or potential parties thereto); unless such settlement, compromise or consent (i) is for monetary damages only, (ii) includes an unconditional release of each indemnified party from all liability arising out of such litigation, investigation, proceeding or claim and (iii) does not include a statement as to or an admission of fault, culpability or a failure to act by or on behalf of any indemnified party.

         7.4 If the indemnification provided for in Section 7 hereof is for any reason unavailable to or insufficient to hold harmless an indemnified party in respect of any losses, liabilities, claims, damages or expenses referred to therein (other than as provided therein), then each indemnifying party shall contribute to the aggregate amount of such losses, liabilities, claims, damages and expenses incurred by such indemnified party, as incurred, (i) in such proportion as is appropriate to reflect the relative benefits received by the Company, on one hand, and the Agent(s), on the other hand, from the offering of the Notes, as the case may be, that were the subject of the claim for indemnification or (ii) if the allocation provided by clause (i) is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Company and Trust, on one hand, and the Agent(s), on the other hand, in connection with the statements or omissions which resulted in such losses, liabilities, claims, damages or expenses, as well as any other relevant equitable considerations.

         The relative benefits received by the Company, on the one hand, and the Agent(s), on the other hand, in connection with the offering of the Notes, as the case may be, that were the subject of the claim for indemnification shall be deemed to be in the same respective proportions as the total net proceeds from the offering of such Notes (before deducting expenses) received by the Trust and the total discount received by the Agent(s), as the case may be, bears to the aggregate initial offering price of such Notes.

         The relative fault of the Company and the Trust, on one hand, and the Agent(s), on the other hand, shall be determined by reference to, among other things, whether any untrue or alleged untrue statement of a material fact or omission or alleged omission to state a material fact relates to information supplied by the Company or the Trust, on one hand, or by the Agent(s), on the other hand, and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

         The parties agree that it would not be just and equitable if contribution pursuant to this Section 7.4 were determined by pro rata allocation (even if the Agent(s) were treated as one entity for such purpose) or by any other method of allocation which does not take account of the equitable considerations referred to above in this Section 7.4. The aggregate amount of losses, liabilities, claims, damages and expenses incurred by an indemnified party and referred to above in this Section 7.4 shall be deemed to include any legal or other expenses reasonably incurred by such indemnified party in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any applicable untrue or alleged untrue statement or omission or alleged omission.

         Notwithstanding the provisions of this Section 7.4, (i) no Agent shall be required to contribute any amount in excess of the amount by which the total price, at which the Notes underwritten by such Agent and distributed to the public, were offered to the public exceeds the amount of any damages which such Agent has otherwise been required to pay by reason of any applicable untrue or alleged untrue statement or omission or alleged omission and (ii) no person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. In addition, in connection with an offering of Notes purchased from the Trust by two or more Agent(s) as principal, the respective obligations of such Agent(s) to contribute pursuant to this
Section 7.4 are several, and not joint, in proportion to the aggregate principal amount of Notes that each such Agent has agreed to purchase from the Trust.

         For purposes of this Section 7.4, each director and officer of an agent and each person, if any, who "controls," within the meaning of Section 15 of the 1933 Act, an Agent, shall have the same rights to contribution as such Agent, and each director, officer and trustee (if applicable) of the Company or Trust, as applicable, and each person, if any, who "controls," within the meaning of Section 15 of the 1933 Act, the Company or Trust, shall have the same rights to contribution as the Company or Trust, as applicable.

                                   SECTION 8.

                                   TERMINATION

         8.1 TERMINATION OF AGREEMENT TO PURCHASE NOTES AS PRINCIPAL. The Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) may terminate any agreement by such Agent(s) (and any other Agent(s), in the case of a syndicated issue) to purchase Notes immediately upon written notice to the Trust and the Company, at any time on or prior to the Settlement Date relating thereto, if (i) there has been, since the time of such agreement or since the respective dates as of which information is given in the Time of Sale Prospectus, any material adverse change in the condition, financial or otherwise, of (1) the Company and its subsidiaries considered as one enterprise, or (2) the Trust, in each case, whether or not arising in the ordinary course of business, or (ii) there has occurred any material adverse change in the financial markets in the United States or any outbreak of hostilities or major escalation of existing hostilities or other calamity or crisis or any similar major change or event (including, without limitation, an act of terrorism) involving a prospective change in national or international political, financial or economic conditions, in each case the effect of which is such as to make it, in the reasonable judgment of the Agent(s) (or the bookrunning lead manager(s), in the case of a syndicated issue) after consultation with the Company, impracticable to market such Notes or enforce contracts for the sale of such Notes, (iii) trading in any securities of The Hartford Financial Services Group, Inc. (the "CORPORATION"), the Company, or Trust has been suspended or materially limited by the Commission or The New York Stock Exchange, or if trading generally on The New York Stock Exchange or the American Stock Exchange or in the Nasdaq National Market has been suspended or materially limited, in each case the effect of which is such as to make it, in the reasonable judgment of the Agent(s) (or bookrunning lead manager(s), in the case of a syndicated issue) after consultation with the Company, impracticable to market such Notes or enforce contracts for the sale of such Notes, (iv) a banking moratorium has been declared by either Federal or New York authorities or a material disruption has occurred in commercial banking or securities settlement or clearance services in the United States, in each case the effect of which is such as to make it, in the reasonable judgment of the Agent(s) (or bookrunning lead manager(s), in the case of a syndicated issue) after consultation with the Company, impracticable to market such Notes or enforce contracts for the sale of such Notes or (v) the rating assigned by any nationally recognized statistical rating organization to the Program, any notes issued pursuant to the Registration Statement or any debt securities (including the Notes) of the Trust or any securities or the financial strength of the Company as of the date of such agreement shall have been lowered or withdrawn since that date or if any such rating organization shall have publicly announced that it has under surveillance or review its rating of the Program, any notes issued pursuant to the Registration Statement or any such debt securities (including the Notes) of the Trust or any securities or the financial strength of the Company.

         8.2 GENERAL. In the event of any termination under Section 8.1 above, neither party will have any liability to the other party hereto, except that the covenant set forth in Section 2.3.7 hereof, the indemnity and contribution agreements set forth in Section 7 hereof, the provisions of Section 10 and
Section 11 hereof and the provisions of Section 12 hereof shall remain in effect.

                                   SECTION 9.

                                    NOTICES


         Except as otherwise specifically provided herein, all statements, requests, notices and advices hereunder shall be in writing, or if by telephone, promptly confirmed in writing, and if to an Agent shall be sufficient in all respects if delivered in person or sent by facsimile transmission (confirmed in writing), or registered mail to such Agent at its address or facsimile number set forth in the Distribution Agreement and if to the Company or the Trust shall be sufficient in all respects if delivered or sent by facsimile transmission (confirmed in writing) or registered mail to the Company or the Trust at the applicable address specified below. All such notices shall be effective on receipt.


         If to the Company:

         Hartford Life Insurance Company
         200 Hopmeadow Street
         Simsbury, Connecticut  06070

         Or, if by U.S. Mail, to:

         PO Box 2999
         Hartford Connecticut,  06102
         Attn:  Ken A. McCullum,
         Vice President and Actuary
         Telephone:  860-843-3169
         Facsimile:  860-843-5775

         With a copy to:

         Hartford Life Insurance Company
         200 Hopmeadow Street
         Simsbury, Connecticut  06070

         Or, if by U.S. Mail, to:

         P.O. Box 2999
         Hartford Connecticut,  06102
         Attn:  Alan Kreczko,
         Deputy General Counsel
         Telephone:  860-843-6213
         Facsimile:  860-843-8665


         If to the Trust:

         Hartford Life Global Funding (followed by the number of the Trust designated in the Distribution Agreement) c/o Wilmington Trust Company
         Rodney Square North
         1100 North Market Street
         Wilmington, DE  19890-0001
         Attn:  Corporate Trust Administration
         Telephone:  (302) 636-4140

         and:

         Hartford Life Global Funding (followed by the number of the Trust designated in the Distribution Agreement) c/o AMACAR Pacific Corporation
         6525 Morrison Blvd, Suite 318
         Charlotte, North Carolina  28211
         Attn:  Douglas Johnson, President
         Telephone:  704-365-0569
         Facsimile:  704-365-1632


         If to the Purchasing Agent:

         Bear Stearns & Co. Inc.
         383 Madison Avenue
         New York, New York  10179
         Attn:  Frank "Chip" Gillis
         Telephone:  (212) 272-2244
         Facsimile:  (212) 272-0543

         With a copy to:

         Bear Stearns & Co. Inc.
         383 Madison Avenue
         New York, New York  10179
         Attn:  HG Capital Markets
         Telephone:  (212) 272-3352
         Facsimile:  (212) 272-2619


         If to the Agents:

         To each Agent at the address specified in ANNEX I or as otherwise indicated in the Distribution Agreement or at such other address as such party may designate from time to time by notice duly given in accordance with the terms of this Section 9.

                                  SECTION 10.

                                   PARTIES


         The Distribution Agreement shall be binding upon the Agent(s), the Trust and the Company, and inure solely to the benefit of the Agent(s), the Trust and the Company and any other person expressly entitled to indemnification hereunder and the respective personal representatives, successors and assigns of each, and no other person shall acquire or have any rights under or by virtue of the Distribution Agreement.

                                  SECTION 11.

                                 GOVERNING LAW


         PURSUANT TO SECTION 5-1401 OF THE GENERAL OBLIGATIONS LAW OF THE STATE OF NEW YORK, THE DISTRIBUTION AGREEMENT AND ALL THE RIGHTS AND OBLIGATIONS OF THE PARTIES SHALL BE GOVERNED BY AND CONSTRUED IN ACCORDANCE WITH THE LAWS OF THE STATE OF NEW YORK.

                                  SECTION 12.

                               FEES AND EXPENSES

         12.1 COMPANY LIABILITY FOR PROGRAM EXPENSES. The Company will pay the expenses of the Program, either directly, pursuant to the Distribution Agreement (including through the performance of the obligations of the Company and the Trust), or through one or more Expense and Indemnity Agreements (as defined in the Indenture), including the following:

                  (i) the preparation, filing, printing and delivery of the Registration Statement and any amendments and supplements thereto;

                  (ii) fees and expenses relating to the issuance of Notes and the cost of obtaining CUSIP or other identification numbers for the Notes;

                  (iii) the fees and certain other disbursements of the Delaware Trustee, the Administrator, the Indenture Trustee and other Trust service providers;

                  (iv) the fees charged by the nationally recognized statistical rating organizations selected for the rating of the Program and the Notes;

                  (v) the fees and disbursements of the Company's accountants, counsel and other advisors or agents;

                  (vi) the qualification of the Notes under securities laws in accordance with the provisions of Section 2.1.2 hereof, including filing fees and the fees and disbursements of counsel for the Agents incurred in connection with the preparation and delivery any blue sky memorandum to be delivered subsequent to the Initial Settlement Date as reasonably requested by the applicable Agent;

                  (vii) the filing fees incident to the review of the program, if any, by the National Association of Securities Dealers, Inc.;

                  (viii) the fees and expenses incurred in connection with any listing of Notes on a securities exchange; and

                  (ix) any costs and expenses (including, without limitation, any damages or other amounts payable in connection with legal or contractual liability) resulting directly from the reforming of any contracts for any sale of Notes made by an Agent caused by a breach of the representation contained in the sixth sentence of Section 1.3.2 hereof (including the application of clause (B) of Section 1.3.2 hereof).

         12.2 EXPENSES OF AGENTS. The Company shall agree to pay or reimburse an Agent for certain expenses such Agent may incur in connection with the Program. Such expenses shall be paid or reimbursed only to the extent described in the Distribution Agreement or other written agreement between the Company and such Agent. Each Agent agrees that, except as provided in the Distribution Agreement or other written agreement, each Agent is responsible for its own expenses.

         12.3 OBLIGATIONS OF TRUST LIMITED. The Trust shall have no obligation to pay or reimburse any Agent for any expenses such Agent incurs in connection with the Distribution Agreement or the Program.

         12.4 REIMBURSEMENT AFTER TERMINATION. In the event that the proposed offering of Notes is not completed pursuant to Section 8.1, the Company will reimburse the Agent(s) for the expenses set forth in the Distribution Agreement and any other written agreement between the Company and such Agent(s).

                                  SECTION 13.

                                MISCELLANEOUS

         13.1 POWER OF ATTORNEY. If the Distribution Agreement is executed by or on behalf of any party, such person hereby states that at the time of the execution of the Distribution Agreement such person has no notice of revocation of the power of attorney by which he has executed the Distribution Agreement as such attorney.

         13.2 COUNTERPARTS. The Distribution Agreement may be executed by each of the parties hereto in any number of counterparts, and by each of the parties hereto on separate counterparts, each of which counterparts, when so executed and delivered, shall be deemed to be an original, but all such counterparts shall together constitute but one and the same instrument. Facsimile signatures shall be deemed original signatures.

         13.3 AMENDMENT. The Distribution Agreement may be amended or supplemented if, but only if, such amendment or supplement is in writing and is signed by the Company, the Trust, and the Agent(s).

         13.4 LIMITATION OF DELAWARE TRUSTEE LIABILITY. Notwithstanding any provision hereof to the contrary, it is expressly understood and agreed by the parties that (a) the Distribution Agreement is executed and delivered by Wilmington Trust Company, not individually or personally, but solely as Delaware Trustee, in the exercise of the powers and authority conferred and vested in it, pursuant to the Trust Agreement, (b) each of the representations, undertakings and agreements herein made on the part of the Trust is made and intended not as personal representations, undertakings and agreements by the Delaware Trustee but is made and intended for the purpose of binding only the Trust, (c) nothing herein contained shall be construed as creating any liability on the Delaware Trustee, individually or personally, to perform any covenant either expressed or implied contained herein, all such liability, if any, being expressly waived by the parties hereto and by any person claiming by, through or under the parties hereto, and (d) under no circumstances shall the Delaware Trustee be personally liable for the payment of any indebtedness or expenses of the Trust or be liable for the breach or failure of any obligation, representation, warranty or covenant made or undertaken by the Trust under the Distribution Agreement or any other related documents.

                      LIST OF EXHIBITS, SCHEDULES AND ANNEX


EXHIBITS
--------

Exhibit A   Form of Master Selected Dealer Agreement


Exhibit B   Opinion of Internal Counsel for the Company


Exhibit C   Opinion of Counsel for the Company Concerning Connecticut Insolvency
            Law


Exhibit D   Opinion of Agent Approved Counsel Concerning Federal Securities Law


Exhibit E   Opinion of Agent Approved Counsel Concerning New York Law


Exhibit F   Opinion of Agent Approved Counsel Concerning New York Security
            Interests


Exhibit G   Opinion of Agent Approved Counsel Concerning Tax


Exhibit H   Memorandum of Agent Approved Counsel Concerning Insurance


Exhibit I   Opinion of Agent Approved Counsel Concerning Insurance


Exhibit J   Opinion of Counsel for the Trust


Exhibit K   Opinion of Counsel for the Delaware Trustee


Exhibit L   Opinion of Counsel for the Trust Concerning Delaware Security
            Interests


Exhibit M   Opinion of Counsel for the Administrator


Exhibit N   Opinion of Counsel for the Indenture Trustee


Exhibit O   Negative Assurance of Company Approved Counsel


Exhibit P   Negative Assurance of Agent Approved Counsel


Exhibit Q   Comfort Letter from Accountants to the Company

SCHEDULES
---------

Schedule 1    Discount Determination for Purchasing Agent (Retail Notes)

Schedule 2    Discount Determination for Agents (Institutional Notes)





ANNEX
------

Annex I       Notice Information of Agents